Multi-Manager Alternative Strategies Fund
First Quarter Report
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Consolidated Portfolio of Investments
Multi-Manager Alternative Strategies Fund, November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 5.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AIMCO CLO(a),(b)
Subordinated Series 2017-AA Class SUB
04/20/2034	0.000%	900,000	409,953
AIMCO CLO Ltd.(a),(c)
Series 2024-10A Class BRR
3-month Term SOFR + 1.750% Floor 1.750% 07/22/2037	5.607%	450,000	451,287
Aligned Data Centers Issuer LLC(a)
Series 2021-1A Class A2
08/15/2046	1.937%	388,000	379,816
Allegro CLO Ltd.(a),(c)
Series 2016 Class C
3-month Term SOFR + 2.700% Floor 2.700% 04/25/2037	6.558%	550,000	552,400
Series 2024-2A Class B1
3-month Term SOFR + 1.900% Floor 1.900% 07/24/2037	5.765%	500,000	501,176
ALLO Issuer LLC(a)
Series 2023-1A Class C
06/20/2053	12.180%	163,000	172,049
Series 2024-1A Class C
07/20/2054	11.190%	342,200	365,555
Series 2025-1A Class C
04/20/2055	8.100%	425,000	433,072
Apidos CLO XI(a),(b)
Subordinated Series 2011A Class SUB
04/17/2034	4.000%	1,225,000	257,930
APL Finance DAC(a)
Series 2025-1A Class C
03/20/2036	5.820%	655,000	655,323
AutoNation Finance Trust(a)
Subordinated Series 202 Class C
12/10/2030	5.190%	105,000	106,925
Subordinated Series 2025-1A Class D
09/10/2032	5.630%	65,000	66,393
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2021-2A Class D
02/20/2028	4.080%	355,000	348,120
Series 2024-2A Class D
10/20/2028	7.430%	365,000	370,557
Bain Capital Credit CLO Ltd.(a),(c)
Series 2020-4RR Class DBR2
3-month Term SOFR + 2.950% 10/20/2036	6.839%	325,000	325,203
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bayview Opportunity Master Fund VII(a),(c)
Series 2024-EDU1 Class E
30-day Average SOFR + 3.500% 06/25/2047	7.572%	411,786	417,244
Bear Mountain Park CLO Ltd.(a),(c)
Series 2022-1A Class BR
3-month Term SOFR + 1.750% Floor 1.750% 07/15/2037	5.655%	500,000	501,145
BlueMountain CLO Ltd.(a),(c)
Series 2015-4A Class DR2
3-month Term SOFR + 1.950% 04/20/2030	5.834%	250,000	248,581
Series 2016-3A Class BR
3-month Term SOFR + 1.962% Floor 1.700% 11/15/2030	5.813%	525,000	526,640
BlueMountain Fuji US CLO II Ltd.(a),(c)
Series 2017-2A Class A2
3-month Term SOFR + 1.862% Floor 1.600% 10/20/2030	5.746%	500,000	500,702
Carvana Auto Receivables Trust(a),(d)
Series 2023-N3 Class R
09/10/2030	0.000%	2,000	226,590
CIFC Funding Ltd.(a),(c)
Series 2023-2A Class B
3-month Term SOFR + 2.600% Floor 2.600% 01/21/2037	6.470%	450,000	451,532
Cloud Capital Holdco LP(a)
Series 2024-1A Class A2
11/22/2049	5.781%	270,000	271,700
Conseco Finance Securitizations Corp.(c)
Series 2001-4 Class M1
1-month Term SOFR + 1.864% Floor 1.750%, Cap 15.000% 09/01/2033	5.737%	122,532	122,820
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC(a)
Series 2025-1A Class C
05/20/2055	9.408%	420,000	440,813
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC(a),(e)
Series 2025-4A Class A2
12/20/2055	5.522%	295,000	296,902
DataBank Issuer LLC(a)
Series 2023-1 Class A2
02/25/2053	5.116%	230,000	229,053

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DB Master Finance LLC(a)
Series 2025-1 Class A2II
08/20/2055	5.165%	185,000	186,294
Domino’s Pizza Master Issuer LLC(a)
Series 2025-1A Class A2II
07/25/2055	5.217%	120,000	121,179
Elmwood CLO Ltd.(a),(c)
Series 2024-6A Class B
3-month Term SOFR + 1.750% Floor 1.750% 07/17/2037	5.632%	500,000	501,307
Flexential Issuer(a)
Series 2021-1A Class A2
11/27/2051	3.250%	196,571	193,466
Goldentree Loan Management US CLO 15 Ltd.(a),(c)
Series 2022-15 Class DR2
3-month Term SOFR + 2.650% Floor 2.650% 10/20/2038	3.606%	300,000	300,898
Hertz Vehicle Financing III LLC(a)
Subordinated Series 2023-1A Class C
06/25/2027	6.910%	650,000	653,976
Hertz Vehicle Financing III LP(a)
Subordinated Series 2021-2A Class D
12/27/2027	4.340%	730,000	715,960
Higley Park CLO Ltd.(a),(b)
Subordinated Series 2025-1A Class SUB
07/24/2038	0.000%	450,000	354,658
Hotwire Funding LLC(a)
Series 2021-1 Class C
11/20/2051	4.459%	775,000	761,372
Series 2024-1A Class A2
06/20/2054	5.893%	235,000	239,245
Huntington Bank Auto Credit-Linked Notes(a),(c)
Subordinated Series 2024-2 Class C
30-day Average SOFR + 2.600% 10/20/2032	6.699%	283,688	284,733
ICG US CLO Ltd.(a),(c)
Series 2022-1A Class DR
3-month Term SOFR + 3.100% Floor 3.100% 10/20/2038	3.985%	350,000	348,724
Invesco US CLO Ltd.(a),(b)
Series 2024-4 Class Y
01/15/2038	0.000%	600,000	13,855
Subordinated Series 2024-4
01/15/2038	3.000%	600,000	401,729
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
J.G. Wentworth XXXVII LLC(a)
Subordinated Series 2016-1A Class B
06/17/2069	5.190%	521,887	488,767
Jersey Mike’s Funding LLC(a)
Series 2024-1 Class A2
02/15/2055	5.636%	352,338	359,443
JG Wentworth XXII LLC(a)
Series 2010-3A Class A
12/15/2048	3.820%	75,953	75,445
LCM Ltd.(a),(c)
Series 37A Class CR
3-month Term SOFR + 1.900% Floor 1.900% 04/15/2034	5.805%	525,000	523,230
Magnetite Xlii Ltd.(a),(b)
Series 2024-42A Class
01/25/2038	0.000%	450,000	313,263
MetroNet Infrastructure Issuer LLC(a)
Series 2025-2 Class B
08/20/2055	5.590%	335,000	338,342
New Mountain CLO Ltd.(a),(d)
Series 2025-8A Class M
10/20/2038	0.000%	50,000	9,763
New Mountain CLO Ltd.(a),(b)
Subordinated Series 2025-8A Class SUB
10/20/2038	0.000%	500,000	361,098
OCCU Auto Receivables Trust(a)
Series 2022-1 Class A3
10/15/2027	5.500%	17,086	17,091
OCP CLO Ltd.(a),(b)
Subordinated Series 2015-9A
01/15/2037	0.000%	1,100,000	433,359
Palmer Square CLO Ltd.(a),(c)
Series 2015-1A Class BR5
3-month Term SOFR + 1.900% Floor 1.900% 05/21/2034	5.769%	510,000	510,335
Park Avenue Institutional Advisers CLO Ltd.(a),(c)
Series 2021-1A Class CR
3-month Term SOFR + 3.150% Floor 3.150% 01/20/2034	7.034%	450,000	447,748
Rad CLO Ltd.(a),(c)
Series 2023-22A Class D
3-month Term SOFR + 5.000% Floor 5.000% 01/20/2037	8.884%	250,000	251,500
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-7A Class B1R
3-month Term SOFR + 1.900% Floor 1.900% 04/17/2036	5.782%	500,000	500,412
Rockford Tower CLO Ltd.(a),(c)
Series 2017-3A Class B
3-month Term SOFR + 1.732% Floor 1.470% 10/20/2030	5.616%	450,000	450,404
Series 2021-1A Class B
3-month Term SOFR + 1.912% Floor 1.650% 07/20/2034	5.796%	448,279	448,697
Sixth Street CLO VIII Ltd.(a),(c)
Series 2017-5A Class CR2
3-month Term SOFR + 2.950% Floor 2.950% 10/20/2034	6.834%	350,000	348,542
SLM Student Loan Trust(c)
Series 2008-2 Class B
90-day Average SOFR + 1.462% Floor 1.200% 01/25/2083	5.775%	740,000	775,886
Series 2008-4 Class A4
90-day Average SOFR + 1.912% Floor 1.650% 07/25/2026	6.225%	103,707	103,942
Series 2008-7 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/26/2083	6.425%	500,000	495,223
Series 2012-1 Class A3
30-day Average SOFR + 1.064% Floor 0.950% 09/25/2028	5.136%	217,099	212,293
Subordinated Series 2004-10 Class B
90-day Average SOFR + 0.632% Floor 0.370% 01/25/2040	4.945%	201,361	189,547
Subordinated Series 2012-7 Class B
30-day Average SOFR + 1.914% Floor 1.800% 09/25/2043	5.986%	550,000	528,696
Stonepeak ABS(a)
Series 2021-1 Class B
02/28/2033	3.821%	258,547	252,693
Switch ABS Issuer LLC(a)
Series 2024-2A Class A2
06/25/2054	5.436%	500,000	499,728
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2024-2A Class C
06/25/2054	10.033%	370,000	378,946
Taco Bell Funding LLC(a)
Series 2025-1A Class A2II
08/25/2055	5.049%	355,000	356,405
US Bank C&I Credit-Linked Notes(a),(c)
Series 2025-SUP2 Class E
30-day Average SOFR + 3.700% 09/25/2032	8.072%	235,904	235,902
Series 2025-SUP2 Class R
30-day Average SOFR + 6.500% 08/31/2032	10.874%	377,447	377,441
Zayo Issuer LLC(a)
Series 2025-1A Class A2
03/20/2055	5.648%	270,000	273,871
Total Asset-Backed Securities — Non-Agency (Cost $25,545,458)			25,264,889

Commercial Mortgage-Backed Securities - Agency 0.2%

Federal Home Loan Mortgage Corp. Multifamily Pass-Through REMIC Trust(b),(f)
Series 2019-P002 Class X
07/25/2033	1.138%	705,000	37,200
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(b),(f)
CMO Series K057 Class X1
07/25/2026	1.301%	4,504,402	24,199
Series 2018-K732 Class X3
05/25/2046	4.236%	317,899	21
Series K051 Class X3
10/25/2043	4.016%	88,493	26
Series K060 Class X3
12/25/2044	1.963%	1,349,985	22,696
Series KC07 Class X1
09/25/2026	0.848%	3,217,926	16,433
Series KL05 Class X1HG
12/25/2027	1.368%	2,400,000	53,033
Series KLU3 Class X1
01/25/2031	2.070%	1,551,671	106,529
Series KS06 Class X
08/25/2026	1.093%	1,975,562	1,784
Series Q004 Class XFL
05/25/2044	1.112%	748,075	28,076
Federal National Mortgage Association(b),(f)
Series 2016-M11B Class X2
07/25/2039	3.036%	339,054	4,702
Series 2016-M4 Class X2
01/25/2039	2.712%	246,969	8,760

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-M29 Class X4
03/25/2029	0.700%	4,300,000	82,580
Freddie Mac Mscr Trust(a),(c)
Series 2025-MN12 Class B1
30-day Average SOFR + 4.500% 11/25/2045	8.583%	425,000	424,998
Freddie Mac Multifamily Structured Pass-Through Certificates(b),(f)
Series K096 Class X3 (FHLMC)
07/25/2029	2.113%	3,390,000	212,819
FREMF Mortgage Trust(a),(c)
Subordinated Series 2019-KF71 Class B
30-day Average SOFR + 2.414% Floor 2.300% 10/25/2029	6.616%	240,600	225,457
Government National Mortgage Association(b),(f)
CMO Series 2014-103 Class IO
05/16/2055	0.186%	992,064	4,887
Series 2012-4 Class IO
05/16/2052	0.000%	1,307,224	13
Total Commercial Mortgage-Backed Securities - Agency (Cost $1,619,439)			1,254,213

Commercial Mortgage-Backed Securities - Non-Agency(g) 6.7%

1211 Avenue of the Americas Trust(a),(b)
Subordinated Series 2015-1211 Class B
08/10/2035	4.092%	380,000	359,100
225 Liberty Street Trust(a),(b),(f)
Series 2016-225L Class X
02/10/2036	0.875%	5,000,000	9,057
245 Park Avenue Trust(a)
Series 2017-245P Class A
06/05/2037	3.508%	288,000	282,879
245 Park Avenue Trust(a),(b)
Subordinated Series 2017-245P Class E
06/05/2037	3.779%	550,000	523,796
AMSR Trust(a)
Series 2025-SFR1 Class E1
06/17/2042	3.655%	630,000	585,507
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2018-PARK Class A
08/10/2038	4.091%	95,000	93,320
BBCMS Trust(a),(b)
Subordinated Series 2015-SRCH Class D
08/10/2035	4.957%	450,000	426,369
BGME Trust(a),(b)
Series 2021-VR Class C
01/10/2043	2.995%	425,000	325,614
Commercial Mortgage-Backed Securities - Non-Agency(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BOCA Commercial Mortgage Trust(a),(c)
Series 2024-BOCA Class A
1-month Term SOFR + 1.921% Floor 1.921% 08/15/2041	5.880%	195,000	195,000
BX Commercial Mortgage Trust(a),(c)
Series 2021-CIP Class A
1-month Term SOFR + 1.035% Floor 0.921% 12/15/2038	4.994%	373,849	373,499
Series 2021-VOLT Class A
1-month Term SOFR + 0.814% Floor 0.700% 09/15/2036	4.773%	372,999	372,766
Series 2024-AIRC Class C
1-month Term SOFR + 2.590% Floor 2.590% 08/15/2039	6.549%	421,288	422,339
Series 2024-XL5 Class A
1-month Term SOFR + 1.392% Floor 1.392% 03/15/2041	5.351%	214,048	214,048
Subordinated CMO Series 2021-VOLT Class F
1-month Term SOFR + 2.514% Floor 2.400% 09/15/2036	6.473%	237,363	237,216
Subordinated Series 2021-VOLT Class E
1-month Term SOFR + 2.114% Floor 2.000% 09/15/2036	6.073%	484,414	484,114
Subordinated Series 2022-LP2 Class C
1-month Term SOFR + 1.560% Floor 1.562% 02/15/2039	5.521%	318,500	318,103
Subordinated Series 2025-SPOT Class E
1-month Term SOFR + 3.690% Floor 3.690% 04/15/2040	7.649%	430,655	432,088
BX Trust(a),(c)
1-month Term SOFR + 2.090% Floor 2.090% 03/15/2041	6.049%	356,000	356,000
Series 2025-VLT6 Class E
1-month Term SOFR + 3.191% Floor 3.191% 03/15/2042	7.150%	406,000	402,955
Subordinated Series 2021-LBA Class DJV
1-month Term SOFR + 1.714% Floor 1.600% 02/15/2036	5.673%	550,000	548,638
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-LBA Class EJV
1-month Term SOFR + 2.114% Floor 2.000% 02/15/2036	6.073%	240,000	239,705
Subordinated Series 2024-BIO Class D
1-month Term SOFR + 3.639% 02/15/2041	7.598%	463,000	457,212
Subordinated Series 2025-TAIL Class D
1-month Term SOFR + 2.450% Floor 2.450% 06/15/2035	6.482%	315,000	315,000
BX Trust(a)
Series 2019-OC11 Class E
12/09/2041	4.076%	250,000	230,833
Series 2022-CLS Class A
10/13/2027	5.760%	150,000	150,788
BX Trust(a),(c),(e)
Subordinated Series 2025-VOLT Class D
1-month Term SOFR + 2.750% Floor 2.750% 12/15/2044	6.750%	145,000	145,046
BXHPP Trust(a),(c)
Subordinated Series 2021-FILM Class C
1-month Term SOFR + 1.214% Floor 1.100% 08/15/2036	5.173%	600,000	557,029
BXP Trust(a),(b)
Subordinated Series 2017-GM Class D
06/13/2039	3.539%	630,000	609,891
CHI Commercial Mortgage Trust(a),(b)
Series 2025-SFT Class D
04/15/2042	7.325%	560,000	577,215
Citigroup Commercial Mortgage Trust(b),(f)
Series 2016-P3 Class XA
04/15/2049	1.636%	5,958,036	9,473
Citigroup Commercial Mortgage Trust(a),(b)
Series 2023-SMRT Class A
06/10/2028	6.015%	135,000	138,999
Commercial Mortgage Trust(b),(f)
Series 2012-CR4 Class XA
10/15/2045	1.144%	672,393	12,526
Commercial Mortgage Trust(a)
Series 2016-787S Class A
02/10/2036	3.545%	500,000	497,864
CoreVest American Finance Trust(a),(b),(f)
Series 2019-3 Class XA
10/15/2052	1.993%	22,073	102
Series 2020-1 Class XA
03/15/2050	2.264%	129,142	4,617
Commercial Mortgage-Backed Securities - Non-Agency(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CoreVest American Finance Trust(a)
Series 2020-1 Class A2
03/15/2050	2.296%	108,644	103,516
CRSNT Trust(a),(c)
Subordinated Series 2021-MOON Class C
1-month Term SOFR + 1.664% Floor 1.550% 04/15/2036	5.625%	492,000	484,773
CSAIL Commercial Mortgage Trust(b),(f)
Series 2015-C3 Class XA
08/15/2048	0.155%	883,832	9
CSMC Trust(a),(b)
Subordinated Series 2021-B33 Class B
10/10/2043	3.645%	423,000	380,352
DBGS Mortgage Trust(a),(c)
Series 2021-W52 Class C
1-month Term SOFR + 1.650% Floor 2.300% 10/15/2036	6.373%	520,000	512,388
DBGS Mortgage Trust(b)
Subordinated Series 2018-C1 Class AM
10/15/2051	4.615%	542,000	526,590
Del Amo Fashion Center Trust(a),(b)
Subordinated Series 2017-AMO Class C
06/05/2035	3.636%	420,000	399,732
DOLP Trust(a),(b)
Subordinated Series 2021-NYC Class D
05/10/2041	3.704%	500,000	429,267
DROP Mortgage Trust(a),(c)
Subordinated Series 2021-FILE Class B
1-month Term SOFR + 1.814% Floor 1.700% 10/15/2043	5.773%	311,000	295,440
FirstKey Homes Trust(a)
Series 2021-SFR2 Class F2
09/17/2038	3.157%	850,000	829,106
Series 2021-SFR3 Class F2
12/17/2038	3.832%	820,000	807,918
Grace Trust(a)
Subordinated Series 2020-GRCE Class B
12/10/2040	2.600%	500,000	448,378
Great Wolf Trust(a),(c)
Series 2024-WOLF Class B
1-month Term SOFR + 2.091% Floor 2.091% 03/15/2039	6.050%	540,000	540,337
Series 2024-WOLF Class C
1-month Term SOFR + 2.391% Floor 2.391% 03/15/2039	6.350%	360,000	360,673

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-WOLF Class F
1-month Term SOFR + 4.438% Floor 4.438% 03/15/2039	8.397%	430,000	431,609
GS Mortgage Securities Corp II(a),(b)
Series 2017-375H Class A
09/10/2037	3.475%	460,000	447,029
Hilton USA Trust(a),(b)
Subordinated Series 2016-HHV Class F
11/05/2038	4.194%	450,000	440,321
Home Partners of America Trust(a)
Series 2019-1 Class B
09/17/2039	3.157%	76,218	74,507
Hudson Yards Mortgage Trust(a),(b)
Series 2019-55HY Class F
12/10/2041	2.943%	85,000	73,456
ILPT Commercial Mortgage Trust(a),(b)
Series 2025-LPF2 Class E
07/15/2042	8.199%	550,000	565,306
INTOWN Mortgage Trust(a),(c)
Series 2025-STAY Class B
1-month Term SOFR + 1.750% Floor 1.750% 03/15/2042	5.709%	245,000	244,388
Series 2025-STAY Class C
1-month Term SOFR + 2.250% Floor 2.250% 03/15/2042	6.209%	105,000	105,000
JPMBB Commercial Mortgage Securities Trust(b),(f)
Series 2014-C23 Class XA
09/15/2047	0.335%	169,455	5
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	375,000	353,989
JPMorgan Chase Commercial Mortgage Securities Trust(a),(c)
Subordinated Series 2022-NLP Class H
1-month Term SOFR + 5.010% Floor 5.010% 04/15/2037	9.219%	216,033	192,370
Life Mortgage Trust(a),(c)
Series 2022-BMR2 Class A1
1-month Term SOFR + 1.295% Floor 1.295% 05/15/2039	5.254%	530,000	510,787
Series 2022-BMR2 Class B
1-month Term SOFR + 1.794% Floor 1.794% 05/15/2039	5.753%	605,000	547,794
Commercial Mortgage-Backed Securities - Non-Agency(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MAD Commercial Mortgage Trust(a),(b)
Series 2025-11MD Class D
10/15/2042	6.359%	580,000	585,002
MHC Commercial Mortgage Trust(a),(c)
Subordinated Series 2021-MHC Class B
1-month Term SOFR + 1.215% Floor 1.101% 04/15/2038	5.174%	432,000	431,866
MHC Trust(a),(c)
Series 2021-MHC2 Class E
1-month Term SOFR + 2.064% Floor 1.950% 05/15/2038	6.023%	600,000	600,000
Morgan Stanley Bank of America Merrill Lynch Trust(b),(f)
Series 2016-C31 Class XA
11/15/2049	1.242%	1,871,172	9,236
Natixis Commercial Mortgage Securities Trust(a),(b),(f)
Series 2020-2PAC Class XA
12/15/2038	1.395%	704,874	10,733
Series 2020-2PAC Class XB
12/15/2038	0.957%	2,665,000	28,413
Natixis Commercial Mortgage Securities Trust(a),(b)
Subordinated Series 2018-ALXA Class E
01/15/2043	4.316%	60,000	51,634
NYC Commercial Mortgage Trust(a),(c)
Series 2025-3BP Class A
1-month Term SOFR + 1.213% 02/15/2042	5.245%	270,000	268,155
Series 2025-3BP Class D
1-month Term SOFR + 2.441% 02/15/2042	6.473%	425,000	422,981
One New York Plaza Trust(a),(c)
Subordinated Series 2020-1NYP Class AJ
1-month Term SOFR + 1.364% Floor 1.250% 01/15/2036	5.323%	372,000	350,258
PGA Trust(a),(c)
Subordinated Series 2024-RSR2 Class B
1-month Term SOFR + 2.390% Floor 2.390% 06/15/2039	6.409%	670,000	670,210
Progress Residential Trust(a),(b)
Series 2024-SFR5 Class E2
08/09/2029	3.625%	740,000	689,484
Progress Residential Trust(a)
Series 2025-SFR1 Class E2
02/17/2042	3.750%	631,000	587,724
Subordinated Series 2021-SFR7 Class E2
08/17/2040	2.640%	788,000	739,986
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Subordinated Series 2021-SFR9 Class E1
11/17/2040	2.811%		910,000	853,789
Subordinated Series 2024-SFR3 Class D
06/17/2041	3.500%		450,000	427,805
RIDE(a),(b)
Series 2025-SHRE Class D
02/14/2035	6.972%		400,000	409,556
ROCK Trust(a)
Series 2024-CNTR Class E
11/13/2041	8.819%		570,000	601,689
SCOTT Trust(a)
Subordinated Series 2023-SFS Class AS
03/15/2040	6.204%		100,000	102,574
Sequoia Logistics DAC(a),(c)
Series 2025-1A Class E
3-month EURIBOR + 3.800% 02/17/2037	5.834%	EUR	260,000	301,619
SFAVE Commercial Mortgage Securities Trust(a),(b)
Series 2015-5AVE Class A2A
01/05/2043	3.659%		425,000	360,605
Series 2015-5AVE Class A2B
01/05/2043	4.144%		35,000	30,506
Subordinated Series 2015-5AVE Class C
01/05/2043	4.388%		345,000	278,482
SMRT Commercial Mortgage Trust(a),(c)
Subordinated Series 2022-MINI Class B
1-month Term SOFR + 1.350% Floor 1.350% 01/15/2039	5.309%		350,000	348,479
Subordinated Series 2022-MINI Class D
1-month Term SOFR + 1.950% Floor 1.950% 01/15/2039	5.909%		430,000	427,860
Subordinated Series 2022-MINI Class E
1-month Term SOFR + 2.700% Floor 2.700% 01/15/2039	6.659%		350,000	347,605
SWCH Commercial Mortgage Trust(a),(c)
Series 2025-DATA Class E
1-month Term SOFR + 3.340% Floor 3.290% 03/15/2042	7.490%		625,000	614,036
Tricon Residential Trust(a)
Subordinated Series 2021-SFR1 Class F
07/17/2038	3.692%		670,000	661,733
UK Logistics DAC(a),(c)
Series 2025-1A Class E
SONIA + 5.500% 05/17/2035	9.469%	GBP	179,469	244,282
Commercial Mortgage-Backed Securities - Non-Agency(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VMC Finance LLC(a),(c)
Series 2021-FL4 Class B
1-month Term SOFR + 1.914% Floor 1.800% 06/18/2036	5.873%	281,653	279,302
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2024-SVEN Class D
06/10/2037	6.323%	667,000	681,210
Wells Fargo Commercial Mortgage Trust(b)
Subordinated Series 2018-C47 Class AS
09/15/2061	4.673%	560,000	558,222
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $33,593,614)			33,988,784

Common Stocks 0.0%
Issuer	Shares	Value ($)
Materials 0.0%
Containers & Packaging 0.0%
Yeoman Capital SA(a),(h),(i),(j)	8,977	44,885
Total Materials		44,885
Real Estate 0.0%
Real Estate Management & Development 0.0%
China Aoyuan Group Ltd.(i)	30,741	373
Total Real Estate		373
Total Common Stocks (Cost $41,016)		45,258

Convertible Bonds(g) 1.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.5%
Barclays PLC(k),(l)
	7.625%	408,000	429,515
BNP Paribas SA(a),(k),(l)
	7.375%	500,000	518,499
HSBC Holdings PLC(k),(l)
	6.950%	555,000	574,564
Societe Generale SA(a),(k),(l)
	8.125%	700,000	733,109
UBS Group AG(a),(k),(l)
	7.125%	370,000	377,492
Total			2,633,179

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2025 (Unaudited)
Convertible Bonds(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Electric 0.5%
CenterPoint Energy, Inc.
08/15/2026	4.250%		430,000	485,454
CenterPoint Energy, Inc.(a)
08/01/2028	3.000%		325,000	332,962
CMS Energy Corp.(a)
05/01/2031	3.125%		250,000	253,250
FirstEnergy Corp.(a)
01/15/2031	3.875%		420,000	467,130
Southern Co. (The)(a)
06/15/2028	3.250%		245,000	247,331
TXNM Energy, Inc.
06/01/2054	5.750%		265,000	353,351
Total				2,139,478
Food and Beverage 0.0%
Davide Campari-Milano NV(a)
01/17/2029	2.375%	EUR	100,000	112,817
Retailers 0.1%
Burlington Stores, Inc.
12/15/2027	1.250%		235,000	315,017
Technology 0.0%
Worldline SA(a),(d)
07/30/2026	0.000%	EUR	110,011	123,950
Total Convertible Bonds (Cost $4,866,573)				5,324,441

Convertible Preferred Stocks 0.6%
Issuer		Shares	Value ($)
Industrials 0.2%
Aerospace & Defense 0.1%
Boeing Co. (The)	6.000%	4,300	268,952
Trading Companies & Distributors 0.1%
QXO, Inc.	5.500%	13,350	720,158
Total Industrials			989,110
Information Technology 0.1%
Technology Hardware, Storage & Peripherals 0.1%
Hewlett Packard Enterprise Co.	7.625%	5,750	350,276
Total Information Technology			350,276
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Utilities 0.3%
Electric Utilities 0.3%
Nextera Energy, Inc.	7.234%	20,400	1,037,748
Southern Co. (The)	7.125%	10,150	510,800
Total			1,548,548
Total Utilities			1,548,548
Total Convertible Preferred Stocks (Cost $2,613,766)			2,887,934

Corporate Bonds & Notes(g) 22.4%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
ABS Other 0.1%
American Tower Trust #1(a)
03/15/2028	5.490%		410,000	416,251
SBA Tower Trust(a)
01/15/2028	6.599%		240,000	245,430
Total				661,681
Aerospace & Defense 0.4%
Airbus SE(a)
06/09/2030	1.625%	EUR	100,000	110,526
ATI, Inc.
08/15/2030	7.250%		92,000	97,089
Boeing Co. (The)
05/01/2050	5.805%		290,000	288,934
TransDigm, Inc.(a)
12/01/2031	7.125%		730,000	766,246
01/15/2033	6.000%		260,000	265,944
05/31/2033	6.375%		268,000	275,314
01/31/2034	6.250%		115,000	119,452
01/31/2034	6.750%		250,000	261,477
Total				2,184,982
Airlines 0.3%
American Airlines Pass-Through Trust
Series 2016-2 Class AA
06/15/2028	3.200%		151,750	147,570
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2029	5.750%		715,000	721,998
JetBlue Airways Corp./Loyalty LP(a)
09/20/2031	9.875%		345,000	340,682
JetBlue Pass-Through Trust
Series 2020-1 Class A
11/15/2032	4.000%		269,126	254,719
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United Airlines, Inc.(a)
04/15/2029	4.625%		190,000	189,184
Total				1,654,153
Automotive 0.4%
Allison Transmission. Inc.(a)
01/30/2031	3.750%		100,000	93,233
Ford Motor Co.
02/12/2032	3.250%		610,000	535,990
Ford Motor Credit Co. LLC
02/16/2028	2.900%		200,000	191,802
10/09/2028	5.625%	GBP	215,000	287,536
General Motors Financial Co., Inc.(k),(l)
	6.500%		200,000	201,190
Subordinated
	5.700%		110,000	109,992
Volkswagen Group of America Finance LLC(a)
03/25/2032	5.650%		60,000	62,335
03/27/2035	5.800%		60,000	62,310
Volkswagen International Finance NV(a),(k),(l)
	7.875%	EUR	200,000	268,613
Total				1,813,001
Banking 3.5%
American Express Co.(k),(l)
	3.550%		85,000	83,459
American Express Co.(l)
07/20/2033	4.918%		170,000	174,129
Bank of America Corp.(k),(l)
	4.375%		80,000	78,782
Bank of America Corp.(l)
02/04/2028	2.551%		110,000	108,056
10/24/2031	1.922%		475,000	425,508
03/11/2032	2.651%		135,000	124,480
04/22/2032	2.687%		40,000	36,829
Bank of Montreal(k),(l)
	6.875%		355,000	364,393
Bank of Montreal(l)
11/26/2082	7.325%	CAD	580,000	440,056
Junior Subordinated
11/26/2084	7.300%		785,000	833,601
Bank of Nova Scotia (The)(l)
10/27/2082	8.625%		415,000	439,906
10/27/2085	6.875%		595,000	598,334
Canadian Imperial Bank of Commerce(l)
10/28/2085	7.000%		445,000	458,025
Citibank NA
05/29/2030	4.914%		100,000	103,120
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup, Inc.(l)
05/01/2032	2.561%	195,000	177,425
ConnectOne Bancorp, Inc.(l)
Subordinated
06/01/2035	8.125%	270,000	280,800
First Citizens BancShares, Inc.(k),(l)
	7.000%	750,000	761,057
First Citizens BancShares, Inc.(l)
Subordinated
03/12/2040	6.254%	395,000	402,813
First Financial Bancorp(l)
Subordinated
12/01/2035	6.375%	245,000	247,049
First Interstate BancSystem, Inc.(l)
Subordinated
06/15/2035	7.625%	180,000	183,433
Five Star Bancorp(a),(l)
Subordinated
09/01/2032	6.000%	95,000	92,549
Goldman Sachs Group, Inc. (The)(l)
01/27/2032	1.992%	200,000	178,129
HSBC Holdings PLC(c)
SOFR + 1.570% 05/13/2031	5.620%	580,000	590,359
Huntington Bancshares, Inc.(k),(l)
	6.250%	822,000	810,838
Independent Bank Group, Inc.(l)
Subordinated
08/15/2034	8.375%	140,000	146,616
ING Groep NV(k),(l)
	7.000%	355,000	366,449
JPMorgan Chase & Co.(k),(l)
	3.650%	85,000	84,169
JPMorgan Chase & Co.(l)
04/22/2027	1.578%	285,000	282,123
04/26/2028	4.323%	90,000	90,382
06/01/2029	2.069%	615,000	586,608
11/19/2031	1.764%	305,000	271,534
Lloyds Banking Group PLC(k),(l)
	6.625%	330,000	327,775
Morgan Stanley(l)
07/20/2029	5.449%	250,000	258,337
Morgan Stanley Private Bank(l)
11/17/2028	4.204%	510,000	510,964
Morgan Stanley Private Bank NA(l)
07/18/2031	4.734%	235,000	239,003
PNC Financial Services Group, Inc. (The)(k),(l)
	3.400%	305,000	296,066

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
PNC Financial Services Group, Inc. (The)(l)
10/20/2034	6.875%		45,000	51,145
Popular, Inc.
03/13/2028	7.250%		215,000	225,396
Provident Financial Services, Inc.(l)
Subordinated
05/15/2034	9.000%		210,000	216,300
Royal Bank of Canada(k),(l)
	4.200%	CAD	800,000	545,570
Royal Bank of Canada(l)
05/02/2084	7.500%		610,000	645,531
11/24/2084	6.350%		515,000	505,638
Santander UK Group Holdings PLC(l)
06/14/2027	1.673%		110,000	108,454
Simmons First National Corp.(l)
Subordinated
10/01/2035	6.250%		325,000	328,493
Southside Bancshares, Inc.(l)
Subordinated
08/15/2035	7.000%		365,000	370,268
Standard Chartered PLC(a),(k),(l)
	7.000%		315,000	322,087
Toronto-Dominion Bank (The)(l)
10/31/2082	8.125%		630,000	661,671
US Bancorp(k),(l)
	3.700%		345,000	334,825
US Bancorp(l)
05/15/2031	5.083%		305,000	314,938
Wells Fargo & Co.(l)
06/02/2028	2.393%		140,000	136,575
07/25/2029	5.574%		230,000	238,359
02/11/2031	2.572%		555,000	519,829
01/23/2035	5.499%		5,000	5,257
Wells Fargo & Co.(a),(l)
07/22/2032	3.900%	EUR	205,000	245,394
Western Alliance Ban corp.(l)
Subordinated
06/15/2031	3.000%		490,000	470,820
Total				17,699,706
Brokerage/Asset Managers/Exchanges 0.2%
Jane Street Group/Finance, Inc.(a)
11/01/2032	6.125%		30,000	30,505
05/01/2033	6.750%		105,000	109,663
Jane Street Group/JSG Finance, Inc.(a)
11/15/2029	4.500%		95,000	93,336
04/30/2031	7.125%		80,000	84,274
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
OMERS Finance Trust(a)
03/26/2031	4.750%		250,000	259,959
01/28/2035	3.250%	EUR	260,000	298,805
Total				876,542
Building Materials 0.2%
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%		150,000	155,988
03/01/2033	6.750%		189,000	197,141
Stanley Black & Decker, Inc.(c)
5-year CMT + 6.707% 03/15/2060	6.707%		870,000	870,708
Total				1,223,837
Cable and Satellite 0.7%
CCO Holdings LLC/Capital Corp.(a)
03/01/2030	4.750%		15,000	14,293
02/01/2031	4.250%		170,000	156,647
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%		55,000	49,637
Charter Communications Operating LLC
06/01/2034	6.550%		150,000	158,196
Charter Communications Operating LLC/Capital
02/01/2032	2.300%		20,000	17,178
02/01/2034	6.650%		40,000	42,309
03/01/2042	3.500%		255,000	178,866
04/01/2048	5.750%		340,000	297,832
07/01/2049	5.125%		690,000	554,213
04/01/2051	3.700%		255,000	164,255
CSC Holdings LLC(a)
01/31/2029	11.750%		317,000	220,996
02/01/2029	6.500%		145,000	90,763
01/15/2030	5.750%		36,000	13,316
12/01/2030	4.625%		55,000	19,621
DISH Network Corp.(a)
11/15/2027	11.750%		127,000	132,721
EchoStar Corp.
11/30/2029	10.750%		68,000	74,970
Sirius XM Radio, Inc.(a)
08/01/2027	5.000%		135,000	135,230
07/01/2030	4.125%		635,000	603,328
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%		80,000	78,587
01/15/2030	4.250%	GBP	150,000	182,173
VZ Secured Financing BV(a)
01/15/2032	5.000%		340,000	305,288
Total				3,490,419
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Chemicals 0.1%
EverArc Escrow Sarl(a)
10/30/2029	5.000%		212,000	208,770
International Flavors & Fragrances, Inc.(a)
11/01/2030	2.300%		455,000	410,320
11/15/2040	3.268%		5,000	3,886
Total				622,976
Construction Machinery 0.1%
United Rentals North America, Inc.
07/15/2030	4.000%		285,000	275,098
02/15/2031	3.875%		475,000	454,281
Total				729,379
Consumer Cyclical Services 0.2%
Match Group, Inc.(a)
08/01/2030	4.125%		150,000	142,266
Rentokil Terminix Funding LLC(a)
04/28/2030	5.000%		205,000	209,061
Rollins, Inc.
02/24/2035	5.250%		315,000	322,738
Staples, Inc.(a)
09/01/2029	10.750%		45,000	44,441
Uber Technologies, Inc.
09/15/2034	4.800%		210,000	211,034
VT Topco, Inc.(a)
08/15/2030	8.500%		125,000	130,186
Total				1,059,726
Consumer Products 0.2%
Edgewell Personal Care Co.(a)
06/01/2028	5.500%		94,000	93,831
04/01/2029	4.125%		10,000	9,430
Energizer Holdings, Inc.(a)
09/15/2033	6.000%		155,000	146,256
Opal Bidco SAS(a)
03/31/2032	6.500%		105,000	108,218
Prestige Brands, Inc.(a)
04/01/2031	3.750%		207,000	192,734
Spectrum Brands, Inc.(a)
03/15/2031	3.875%		272,000	222,156
Total				772,625
Diversified Manufacturing 0.0%
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
09/15/2027	0.375%	EUR	100,000	111,702
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Vertical US Newco, Inc.(a)
07/15/2027	5.250%		100,000	100,241
Total				211,943
Electric 2.3%
AES Corp. (The)(l)
01/15/2055	7.600%		1,350,000	1,380,923
Alliant Energy Corp.(l)
04/01/2056	5.750%		435,000	433,478
Alliant Energy Finance LLC(a)
03/01/2032	3.600%		405,000	377,808
Alpha Generation LLC(a)
10/15/2032	6.750%		205,000	210,932
American Electric Power Co, Inc.(l)
03/15/2056	5.800%		655,000	649,507
American Electric Power Co., Inc.(l)
12/15/2054	6.950%		670,000	722,560
Black Hills Corp.
05/15/2034	6.150%		360,000	387,914
CenterPoint Energy, Inc.(l)
04/01/2056	5.950%		175,000	176,902
CMS Energy Corp.(l)
06/01/2055	6.500%		140,000	144,738
Dominion Energy, Inc.(l)
06/01/2054	7.000%		435,000	473,845
02/01/2055	6.875%		335,000	350,724
05/15/2055	6.625%		355,000	367,331
02/15/2056	6.000%		600,000	605,554
Duke Energy Corp.(l)
09/01/2054	6.450%		90,000	94,394
E.ON SE(a)
11/07/2031	0.625%	EUR	170,000	172,195
Electricite de France SA(a)
06/17/2044	4.750%	EUR	400,000	465,648
Emera, Inc.(l)
Junior Subordinated
06/15/2076	6.750%		700,000	704,524
Entergy Corp.(l)
06/15/2056	5.875%		260,000	260,808
EUSHI Finance, Inc.(l)
04/01/2056	6.250%		365,000	363,751
Evergy Missouri West, Inc.(a)
06/01/2034	5.650%		480,000	500,652
Exelon Corp.(l)
03/15/2055	6.500%		525,000	547,743
FirstEnergy Transmission LLC(a)
09/15/2028	2.866%		229,000	221,311

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Long Ridge Energy LLC(a)
02/15/2032	8.750%	170,000	178,088
NextEra Energy Capital Holdings, Inc.(l)
08/15/2055	6.500%	190,000	201,140
NRG Energy, Inc.(a)
01/15/2036	6.000%	310,000	314,555
NSTAR Electric Co.
05/15/2027	3.200%	520,000	514,373
Southern Co. (The)
07/01/2026	3.250%	184,000	183,117
Southern Co. (The)(l)
09/15/2051	3.750%	380,000	374,744
03/15/2055	6.750%	340,000	359,315
Southwestern Electric Power Co.
11/01/2051	3.250%	85,000	56,944
Total			11,795,518
Finance Companies 0.3%
AerCap Ireland Capital DAC/Global Aviation Trust
10/29/2028	3.000%	250,000	242,072
AerCap Ireland Capital DAC/Global Aviation Trust(l)
03/10/2055	6.950%	330,000	346,261
01/31/2056	6.500%	320,000	329,246
Avolon Holdings Funding Ltd.(a)
11/18/2027	2.528%	176,000	170,263
FirstCash, Inc.(a)
03/01/2032	6.875%	100,000	103,966
GGAM Finance Ltd.(a)
02/15/2027	8.000%	260,000	265,952
Total			1,457,760
Food and Beverage 1.2%
Becle SAB de CV(a)
10/14/2031	2.500%	335,000	291,561
Bimbo Bakeries USA, Inc.(a)
01/09/2036	5.375%	440,000	449,226
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	630,000	639,934
JBS SA/Food Co./Finance, Inc.
04/01/2033	5.750%	124,000	129,841
JBS USA Holding Lux Sarl/Food Co./Sarl
03/15/2034	6.750%	82,000	90,987
JBS USA Lux SA/Food Co./Finance, Inc.
12/01/2031	3.750%	390,000	370,627
01/15/2032	3.625%	320,000	300,291
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Kraft Heinz Foods Co.
03/15/2033	3.250%	EUR	345,000	391,659
01/26/2039	6.875%		200,000	224,383
06/01/2046	4.375%		620,000	520,899
Kraft Heinz Foods Co.(a)
08/01/2039	7.125%		240,000	273,630
MARB BondCo PLC(a)
01/29/2031	3.950%		400,000	360,113
Mars, Inc.(a)
03/01/2035	5.200%		415,000	429,051
Performance Food Group, Inc.(a)
08/01/2029	4.250%		220,000	215,989
Pilgrim’s Pride Corp.
07/01/2033	6.250%		275,000	295,471
Post Holdings, Inc.(a)
12/15/2029	5.500%		225,000	225,642
09/15/2031	4.500%		65,000	61,452
03/01/2033	6.375%		575,000	582,834
Total				5,853,590
Gaming 0.6%
Caesars Entertainment, Inc.(a)
02/15/2032	6.500%		105,000	106,867
FDJ United(a)
11/21/2033	3.375%	EUR	100,000	114,450
GLP Capital LP/Financing II, Inc.
06/01/2028	5.750%		80,000	82,179
01/15/2029	5.300%		20,000	20,391
01/15/2031	4.000%		105,000	100,661
Great Canadian Gaming Corp./Raptor LLC(a)
11/15/2029	8.750%		53,000	53,380
Las Vegas Sands Corp.
06/15/2028	5.625%		405,000	414,188
Light & Wonder International, Inc.(a)
10/01/2033	6.250%		60,000	60,368
MGM Resorts International
10/15/2028	4.750%		20,000	19,926
04/15/2032	6.500%		65,000	66,745
Ontario Gaming GTA LP(a)
08/01/2030	8.000%		27,000	26,499
Penn National Gaming, Inc.(a)
07/01/2029	4.125%		185,000	171,392
Rivers Enterprise Lender LLC/Corp.(a)
10/15/2030	6.250%		110,000	111,693
VICI Properties LP
05/15/2032	5.125%		395,000	398,390
04/01/2035	5.625%		360,000	368,098
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
VICI Properties LP/Note Co., Inc.(a)
01/15/2028	4.500%		29,000	29,065
08/15/2030	4.125%		450,000	436,627
Voyager Parent LLC(a)
07/01/2032	9.250%		163,000	172,706
Total				2,753,625
Health Care 0.8%
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%		60,000	62,633
Baylor Scott & White Holdings
11/15/2026	2.650%		500,000	493,246
CVS Health Corp.
03/25/2038	4.780%		35,000	33,252
CVS Health Corp.(l)
03/10/2055	7.000%		305,000	321,692
Hackensack Meridian Health, Inc.
07/01/2057	4.500%		300,000	258,203
HCA, Inc.
12/01/2027	7.050%		115,000	120,781
09/01/2028	5.625%		100,000	103,257
04/01/2034	5.600%		680,000	712,169
ModivCare, Inc.(a),(m),(n)
10/01/2029	5.000%		390,600	3,906
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%		25,000	25,052
New York and Presbyterian Hospital (The)
08/01/2036	3.563%		390,000	351,187
Option Care Health, Inc.(a)
10/31/2029	4.375%		160,000	157,096
Rede D’or Finance SARL(a)
01/22/2030	4.500%		200,000	193,452
Sartorius Finance BV(a)
09/14/2035	4.875%	EUR	200,000	246,894
Star Parent, Inc.(a)
10/01/2030	9.000%		215,000	230,717
Stryker Corp.
02/10/2028	4.700%		510,000	517,902
Total				3,831,439
Healthcare Insurance 0.4%
Centene Corp.
12/15/2029	4.625%		135,000	130,648
02/15/2030	3.375%		470,000	431,697
10/15/2030	3.000%		585,000	521,542
03/01/2031	2.500%		445,000	383,704
Humana, Inc.
05/01/2035	5.550%		170,000	174,382
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Molina Healthcare, Inc.(a)
01/15/2033	6.250%		205,000	205,496
Total				1,847,469
Healthcare REIT 0.0%
Healthcare Realty Holdings LP
01/15/2028	3.625%		63,000	62,115
03/15/2031	2.050%		16,000	13,930
Healthcare Trust of America Holdings LP
02/15/2030	3.100%		10,000	9,477
Total				85,522
Independent Energy 1.1%
Aker BP ASA(a)
10/01/2034	5.125%		310,000	306,353
Civitas Resources, Inc.(a)
07/01/2031	8.750%		470,000	489,817
Continental Resources, Inc.(a)
01/15/2031	5.750%		476,000	490,633
04/01/2032	2.875%		888,000	776,092
Encana Corp.
08/15/2034	6.500%		495,000	531,081
02/01/2038	6.500%		450,000	473,442
EQT Corp.(a)
05/15/2031	3.625%		870,000	820,045
EQT Corp.
02/01/2034	5.750%		175,000	184,190
Occidental Petroleum Corp.
01/01/2031	6.125%		285,000	301,512
05/01/2031	7.500%		195,000	219,809
10/01/2034	5.550%		550,000	561,321
09/15/2036	6.450%		90,000	96,096
Var Energi ASA(a)
05/22/2035	6.500%		340,000	362,769
Total				5,613,160
Integrated Energy 0.3%
Cenovus Energy, Inc.
02/07/2028	3.500%	CAD	215,000	154,781
11/15/2039	6.750%		983,000	1,094,781
06/15/2047	5.400%		310,000	286,744
Total				1,536,306
Leisure 0.3%
Carnival Corp.(a)
01/15/2030	5.750%	EUR	160,000	199,798
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%		89,000	88,858

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCL Corp., Ltd.(a)
02/01/2032	6.750%	380,000	385,948
Royal Caribbean Cruises Ltd.(a)
02/01/2033	6.000%	575,000	592,166
Total			1,266,770
Life Insurance 0.0%
Athene Global Funding(a)
03/08/2027	3.205%	95,000	93,456
08/19/2028	1.985%	10,000	9,372
Total			102,828
Lodging 0.2%
Hilton Domestic Operating Co., Inc.
01/15/2030	4.875%	351,000	351,714
Hilton Domestic Operating Co., Inc.(a)
02/15/2032	3.625%	165,000	153,356
09/15/2033	5.750%	220,000	225,440
Travel + Leisure Co.(a)
12/01/2029	4.500%	250,000	243,889
09/01/2033	6.125%	140,000	142,181
Total			1,116,580
Media and Entertainment 0.5%
AMC Networks, Inc.(a)
01/15/2029	10.250%	100,000	104,973
Getty Images, Inc.(a)
11/15/2030	10.500%	115,000	117,292
Meta Platforms, Inc.
11/15/2032	4.600%	870,000	883,122
11/15/2055	5.625%	160,000	159,470
News Corp.(a)
05/15/2029	3.875%	745,000	718,880
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	62,000	57,805
Sinclair Television Group, Inc.(a)
02/15/2033	8.125%	65,000	67,687
Snap, Inc.(a)
03/01/2033	6.875%	170,000	175,120
03/15/2034	6.875%	100,000	102,483
WarnerMedia Holdings, Inc.
03/15/2042	5.050%	64,000	51,150
Total			2,437,982
Metals and Mining 0.7%
Cleveland-Cliffs, Inc.(a)
04/15/2030	6.750%	985,000	1,005,324
05/01/2033	7.375%	385,000	399,014
01/15/2034	7.625%	330,000	342,223
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSN Islands XI Corp.(a)
01/28/2028	6.750%	280,000	249,191
CSN Resources SA(a)
04/08/2032	5.875%	220,000	166,278
Freeport-McMoRan, Inc.
03/15/2043	5.450%	1,190,000	1,158,074
Total			3,320,104
Midstream 1.4%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2028	9.375%	238,000	247,179
06/01/2030	9.500%	81,000	85,817
Columbia Pipelines Operating Co. LLC(a)
11/15/2033	6.036%	275,000	295,066
Enbridge, Inc.(l)
06/27/2054	7.200%	360,000	385,733
01/15/2084	8.500%	465,000	533,409
Energy Transfer LP(k),(l)
	6.625%	336,000	336,291
	7.125%	420,000	430,733
Energy Transfer LP(l)
05/15/2054	8.000%	485,000	517,029
Ferrellgas LP/Finance Corp.(a)
04/01/2029	5.875%	219,000	209,249
01/15/2031	9.250%	145,000	146,605
Global Partners LP/Finance Corp.
01/15/2029	6.875%	150,000	151,903
Global Partners LP/GLP Finance Corp.(a)
07/01/2033	7.125%	84,000	85,294
NGL Energy Operating LLC/Finance Corp.(a)
02/15/2032	8.375%	105,000	109,007
South Bow Canadian Infrastructure Holdings Ltd.(l)
03/01/2055	7.500%	265,000	281,221
Sunoco LP(a),(k),(l)
	7.875%	675,000	688,116
TransCanada PipeLines Ltd.
03/01/2034	4.625%	5,000	4,904
TransCanada PipeLines Ltd.(l)
06/01/2065	7.000%	250,000	256,023
Transcanada Trust(l)
Junior Subordinated
03/07/2082	5.600%	455,000	448,144
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	115,000	108,099
Venture Global LNG, Inc.(a),(k),(l)
	9.000%	829,000	704,585
Venture Global LNG, Inc.(a)
02/01/2032	9.875%	177,000	184,260
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Venture Global Plaquemines LNG LLC(a)
01/15/2036	6.750%		290,000	304,119
Western Midstream Operating LP(l)
02/01/2030	4.050%		285,000	279,938
Williams Cos, Inc. (The)
09/30/2035	5.300%		342,000	350,305
Total				7,143,029
Natural Gas 0.3%
KeySpan Gas East Corp.(a)
03/06/2033	5.994%		225,000	238,949
National Gas Transmission PLC(a)
04/05/2030	4.250%	EUR	200,000	242,669
Northwest Natural Holding Co.(l)
09/15/2055	7.000%		415,000	430,984
Sempra(l)
04/01/2055	6.550%		310,000	313,979
Spire, Inc.(l)
06/01/2056	6.450%		185,000	184,939
Total				1,411,520
Office REIT 0.1%
Hudson Pacific Properties LP
11/01/2027	3.950%		272,000	259,719
02/15/2028	5.950%		5,000	4,879
01/15/2030	3.250%		65,000	54,784
Total				319,382
Oil Field Services 0.1%
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%		77,714	79,869
Transocean, Inc.(a)
02/15/2030	8.750%		63,750	66,481
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%		180,000	187,067
Total				333,417
Other Financial Institutions 0.1%
Icahn Enterprises LP/Finance Corp.
01/15/2029	9.750%		101,000	101,802
06/15/2030	9.000%		230,000	222,118
Total				323,920
Other Industry 0.1%
Adtalem Global Education, Inc.(a)
03/01/2028	5.500%		103,000	102,909
AECOM(a)
08/01/2033	6.000%		432,000	443,323
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Grand Canyon University
10/01/2028	5.125%		110,000	109,217
Pike Corp.(a)
01/31/2031	8.625%		60,000	63,664
Total				719,113
Other REIT 0.3%
American Assets Trust LP
02/01/2031	3.375%		155,000	141,993
BW Real Estate, Inc.(a),(l)
12/31/2079	9.500%		120,000	122,400
Digital Dutch Finco BV(a)
03/15/2035	3.875%	EUR	220,000	252,087
Extra Space Storage LP
10/15/2031	2.400%		30,000	26,646
Host Hotels & Resorts LP
12/15/2029	3.375%		155,000	148,438
09/15/2030	3.500%		115,000	109,336
06/15/2032	5.700%		155,000	161,598
Lexington Realty Trust
09/15/2030	2.700%		135,000	124,130
Lineage OP LP(a)
07/15/2030	5.250%		195,000	198,000
Total				1,284,628
Other Utility 0.1%
Suez SACA(a)
05/24/2034	2.875%	EUR	100,000	108,196
Yorkshire Water Finance PLC(a)
11/18/2034	6.375%	GBP	155,000	212,816
Total				321,012
Packaging 0.4%
Amcor Flexibles North America, Inc.
03/17/2028	4.800%		315,000	319,340
Amcor Group Finance PLC
05/23/2029	5.450%		190,000	196,722
Ardagh Group SA(a),(m)
12/01/2030	12.000%		60,000	53,663
Ball Corp.
03/15/2026	4.875%		86,000	85,824
08/15/2030	2.875%		775,000	715,228
Berry Global Escrow Corp.(a)
07/15/2026	4.875%		24,000	24,005
Berry Global, Inc.
04/15/2028	5.500%		360,000	370,348
01/15/2034	5.650%		120,000	125,699

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Sealed Air Corp.(a)
04/15/2029	5.000%		175,000	176,158
07/15/2032	6.500%		60,000	62,145
Total				2,129,132
Paper 0.0%
Clearwater Paper Corp.(a)
08/15/2028	4.750%		100,000	93,045
Graphic Packaging International LLC(a)
07/15/2027	4.750%		93,000	92,833
07/15/2032	6.375%		35,000	35,635
Total				221,513
Pharmaceuticals 0.5%
1261229 BC Ltd.(a)
04/15/2032	10.000%		200,000	207,003
Allergan Funding SCS
11/15/2028	2.625%	EUR	100,000	113,061
Bayer US Finance II LLC(a)
12/15/2028	4.375%		174,000	173,598
06/25/2038	4.625%		520,000	473,174
07/15/2044	4.400%		86,000	69,408
Bayer US Finance LLC(a)
11/21/2053	6.875%		120,000	129,879
Grifols SA(a)
05/01/2030	7.500%	EUR	296,000	360,346
Kevlar SpA(a)
09/01/2029	6.500%		321,000	314,578
Teva Pharmaceutical Finance Netherlands II BV
05/09/2030	4.375%	EUR	335,000	399,972
Teva Pharmaceutical Finance Netherlands III BV
12/01/2032	6.000%		172,000	180,180
10/01/2046	4.100%		194,000	147,313
Teva Pharmaceutical Finance Netherlands IV BV
12/01/2030	5.750%		39,000	40,476
Total				2,608,988
Property & Casualty 0.2%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
04/15/2028	6.750%		185,000	188,363
Aon Corp.
05/15/2030	2.800%		230,000	216,843
Berkshire Hathaway Finance Corp.
06/19/2039	2.375%	GBP	250,000	234,930
Farmers Exchange Capital III(a),(l)
Subordinated
10/15/2054	5.454%		300,000	283,814
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Farmers Insurance Exchange(a),(l)
Subordinated
11/01/2057	4.747%		100,000	86,095
Total				1,010,045
Railroads 0.0%
Pacific National Finance Pty Ltd.
09/24/2029	3.700%	AUD	240,000	145,161
Refining 0.1%
MC Brazil Downstream Trading SARL(a)
06/30/2031	7.250%		200,686	167,987
Phillips 66 Co.(l)
03/15/2056	6.200%		210,000	210,018
Total				378,005
Restaurants 0.4%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%		335,000	331,213
02/15/2029	3.500%		260,000	251,524
BCPE Flavor Debt Merger Sub LLC/Issuer, Inc.(a)
07/01/2032	9.500%		165,000	160,838
Papa John’s International, Inc.(a)
09/15/2029	3.875%		110,000	105,878
Yum! Brands, Inc.(a)
01/15/2030	4.750%		290,000	291,074
Yum! Brands, Inc.
03/15/2031	3.625%		760,000	720,696
01/31/2032	4.625%		300,000	295,643
Total				2,156,866
Retailers 0.1%
Crocs, Inc.(a)
08/15/2031	4.125%		110,000	101,558
Magic MergeCo, Inc.(a)
05/01/2028	5.250%		235,000	222,950
05/01/2029	7.875%		51,000	46,239
Rent-A-Center, Inc.(a)
02/15/2029	6.375%		225,000	220,865
Total				591,612
Supranational 0.4%
Asian Infrastructure Investment Bank (The)(a)
12/15/2025	0.200%	GBP	245,000	323,726
European Bank for Reconstruction & Development
10/26/2027	6.300%	INR	15,300,000	170,841
Inter-American Development Bank
10/06/2030	7.350%	INR	27,000,000	309,314
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
International Bank for Reconstruction & Development
03/16/2026	1.250%	NOK	1,410,000	138,179
04/24/2028	6.850%	INR	30,500,000	343,580
04/17/2030	6.500%	INR	24,400,000	270,727
08/08/2034	1.200%	EUR	289,000	291,819
International Development Association(a)
02/17/2027	1.750%	NOK	900,000	86,495
Total				1,934,681
Technology 1.5%
Alphabet, Inc.
05/06/2033	3.000%	EUR	244,000	281,785
11/06/2038	3.500%	EUR	100,000	114,572
11/06/2044	4.000%	EUR	135,000	156,152
Block, Inc.
05/15/2032	6.500%		85,000	88,872
CACI International, Inc.(a)
06/15/2033	6.375%		215,000	224,084
Cloud Software Group, Inc,(a)
08/15/2033	6.625%		545,000	545,439
Cloud Software Group, Inc.(a)
06/30/2032	8.250%		200,000	211,246
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%		85,000	74,280
CoreWeave, Inc.(a)
06/01/2030	9.250%		640,000	590,589
Dell International LLC/EMC Corp.
04/01/2028	4.750%		315,000	319,340
07/15/2046	8.350%		275,000	353,936
Equinix Europe 2 Financing Corp. LLC
11/22/2034	3.625%	EUR	130,000	146,867
Fiserv, Inc.
02/15/2031	4.550%		110,000	109,211
08/21/2033	5.625%		75,000	77,534
03/15/2034	5.450%		170,000	173,090
08/11/2035	5.250%		185,000	185,632
Foundry JV Holdco LLC(a)
01/25/2031	5.500%		60,000	62,310
Gartner, Inc.(a)
10/01/2030	3.750%		300,000	284,439
Global Payments, Inc.
11/15/2028	4.500%		330,000	331,107
Intel Corp.
08/12/2031	2.000%		50,000	44,010
02/10/2053	5.700%		45,000	43,144
ION Platform Finance US Inc./SARL(a)
05/01/2029	8.750%		200,000	198,954
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
MSCI, Inc.(a)
09/01/2030	3.625%		400,000	383,170
02/15/2031	3.875%		170,000	163,120
11/01/2031	3.625%		345,000	325,324
08/15/2033	3.250%		90,000	80,872
MSCI, Inc.
03/15/2036	5.150%		355,000	354,417
NCR Corp.(a)
04/15/2029	5.125%		110,000	109,057
Open Text Corp.(a)
12/01/2027	6.900%		70,000	72,584
Open Text Holdings, Inc.(a)
12/01/2031	4.125%		35,000	32,625
Oracle Corp.
04/01/2027	2.800%		100,000	98,032
08/03/2028	4.800%		215,000	217,168
04/01/2050	3.600%		95,000	62,827
03/25/2051	3.950%		295,000	204,930
09/26/2055	5.950%		385,000	360,001
Sabre GLBL, Inc.(a)
11/15/2029	10.750%		40,000	35,226
Xerox Corp.(a)
10/15/2030	10.250%		215,000	220,552
Total				7,336,498
Tobacco 0.1%
Altria Group, Inc.
02/04/2028	4.875%		165,000	167,812
Imperial Brands Finance PLC(a)
06/30/2028	4.500%		540,000	544,879
Total				712,691
Transportation Services 0.0%
Aurizon Network Pty Ltd.(a)
09/02/2030	2.900%	AUD	250,000	146,285
Wireless 0.9%
Altice France(a)
03/15/2032	6.500%		61,582	59,891
Altice France SA(a)
11/01/2029	9.500%		45,929	47,295
American Tower Corp.
03/15/2030	4.900%		195,000	199,583
06/15/2030	2.100%		175,000	158,898
04/15/2031	2.700%		75,000	68,809
05/16/2031	4.625%	EUR	185,000	229,678
Cellnex Finance Co. SA(a)
09/15/2032	2.000%	EUR	200,000	211,056

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Global Switch Finance BV(a)
10/07/2030	1.375%	EUR	150,000	163,682
SBA Communications Corp.
02/15/2027	3.875%		140,000	139,344
02/01/2029	3.125%		475,000	453,877
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2028	5.152%		627,500	632,348
T-Mobile US, Inc.
04/15/2026	2.625%		69,000	68,600
04/15/2027	3.750%		20,000	19,910
02/01/2028	4.750%		118,000	118,089
04/15/2031	3.500%		265,000	254,160
03/15/2032	2.700%		220,000	198,286
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%		630,000	575,635
07/15/2031	4.500%	GBP	185,000	219,383
07/15/2031	4.750%		231,000	211,850
04/15/2032	5.625%	EUR	205,000	240,884
01/15/2033	6.750%		305,000	303,456
Total				4,574,714
Wirelines 0.2%
Altice Financing SA(a)
07/15/2027	9.625%		110,000	90,465
01/15/2028	5.000%		17,000	13,082
08/15/2029	5.750%		186,000	136,612
Cogent Communications Group LLC/Finance, Inc.(a)
07/01/2032	6.500%		20,000	18,221
Frontier Communications Holdings LLC(a)
03/15/2031	8.625%		391,000	413,001
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%		145,000	151,074
Zayo Group Holdings, Inc.(a),(m)
03/09/2030	9.250%		151,160	139,290
Total				961,745
Total Corporate Bonds & Notes (Cost $111,256,699)				112,783,580

Foreign Government Obligations(g),(o) 7.8%

Argentina 0.0%
Argentine Republic Government International Bond(l)
07/09/2030	1.000%		186,400	153,900
Australia 1.5%
Airservices Australia
11/15/2028	5.400%	AUD	480,000	322,100
05/15/2030	2.200%	AUD	450,000	265,472
Australia Government Bond(a)
03/21/2036	4.250%	AUD	620,000	396,504
Foreign Government Obligations(g),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
NBN Co., Ltd.(a)
08/28/2031	5.000%	AUD	1,070,000	704,714
03/06/2035	5.350%	AUD	570,000	375,303
New South Wales Treasury Corp.(a)
09/20/2035	4.750%	AUD	810,000	516,182
02/20/2036	4.250%	AUD	845,000	512,815
02/20/2037	4.750%	AUD	855,000	534,278
02/24/2038	5.250%	AUD	1,375,000	889,401
Queensland Treasury Corp.(a)
05/21/2035	3.250%	EUR	200,000	231,549
08/22/2035	4.500%	AUD	300,000	186,535
07/21/2036	5.250%	AUD	360,000	235,372
08/13/2038	5.250%	AUD	1,035,000	663,763
Treasury Corp. of Victoria
12/20/2032	4.250%	AUD	510,000	323,985
09/15/2036	4.750%	AUD	500,000	313,037
11/20/2037	2.000%	AUD	290,000	132,431
09/15/2038	5.250%	AUD	540,000	346,691
11/20/2040	5.000%	AUD	430,000	262,055
11/20/2041	2.250%	AUD	405,000	167,890
Total				7,380,077
Austria 0.0%
Republic of Austria Government Bond(a)
02/20/2033	2.900%	EUR	175,000	205,105
Brazil 0.6%
Brazil Notas do Tesouro Nacional Series F
01/01/2027	10.000%	BRL	12,370,000	2,336,716
Brazilian Government International Bond
03/15/2034	6.125%		200,000	203,262
03/15/2035	6.625%		515,000	532,904
Total				3,072,882
Canada 0.5%
Canadian Government Bond
02/01/2026	4.500%	CAD	95,000	68,224
05/01/2027	2.750%	CAD	595,000	428,062
09/01/2029	3.500%	CAD	465,000	343,272
12/01/2030	0.500%	CAD	100,000	64,105
CPPIB Capital, Inc.(a)
12/01/2031	2.250%	CAD	155,000	105,832
Ontario Teachers’ Finance Trust(a)
04/16/2031	2.000%		465,000	422,425
Province of British Columbia
07/06/2033	4.200%		350,000	351,305
Province of Ontario(a)
01/31/2034	3.100%	EUR	185,000	214,295
Province of Ontario
06/02/2045	3.450%	CAD	500,000	318,707
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2025 (Unaudited)
Foreign Government Obligations(g),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Province of Quebec
09/08/2033	4.500%		436,000	445,946
Total				2,762,173
Chile 0.2%
Corporación Nacional del Cobre de Chile(a)
02/02/2033	5.125%		200,000	200,474
01/26/2036	6.440%		204,000	220,846
11/04/2044	4.875%		490,000	427,562
Total				848,882
Colombia 0.1%
Colombia Government International Bond
11/07/2036	7.750%		262,000	274,788
Czech Republic 0.3%
Czech Republic Government Bond
11/11/2032	4.500%	CZK	5,600,000	269,937
10/24/2034	4.250%	CZK	8,440,000	395,578
05/30/2035	3.500%	CZK	21,330,000	941,226
Total				1,606,741
Finland 0.1%
Finland Government Bond(a)
09/15/2033	3.000%	EUR	445,000	522,254
Germany 0.2%
Bundesrepublik Deutschland Bundesanleihe(a),(d)
08/15/2031	0.000%	EUR	265,000	269,697
05/15/2035	0.000%	EUR	175,000	157,892
Bundesrepublik Deutschland Bundesanleihe(a)
02/15/2034	2.200%	EUR	330,000	372,366
Total				799,955
Guatemala 0.1%
Guatemala Government Bond(a)
08/15/2036	6.250%		710,000	739,438
Hungary 0.0%
Hungary Government International Bond(a)
09/22/2031	2.125%		200,000	171,661
India 0.3%
India Government Bond
04/18/2029	7.100%	INR	77,000,000	891,814
10/07/2029	6.450%	INR	11,000,000	124,733
07/21/2030	6.010%	INR	21,300,000	236,023
07/12/2031	6.100%	INR	7,990,000	88,294
05/05/2035	6.330%	INR	29,270,000	322,226
Total				1,663,090
Foreign Government Obligations(g),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Indonesia 0.6%
Indonesia Government International Bond
03/12/2033	1.100%	EUR	100,000	96,889
03/12/2051	3.050%		400,000	269,896
Indonesia Treasury Bond
03/15/2029	9.000%	IDR	2,298,000,000	151,815
07/15/2030	6.500%	IDR	6,212,000,000	382,997
02/15/2031	6.500%	IDR	11,637,000,000	715,586
05/15/2031	8.750%	IDR	5,001,000,000	342,983
04/15/2032	6.375%	IDR	13,562,000,000	830,452
05/15/2033	6.625%	IDR	2,025,000,000	125,406
Total				2,916,024
Japan 0.3%
Japan Government Twenty-Year Bond
12/20/2025	2.100%	JPY	207,400,000	1,329,022
Kazakhstan 0.1%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		215,000	219,673
04/14/2033	3.500%		430,000	388,297
Total				607,970
Mexico 0.2%
Mexico Government International Bond
05/19/2033	4.875%		227,000	219,187
02/12/2034	3.500%		200,000	173,452
02/09/2035	6.350%		200,000	210,705
09/22/2035	5.625%		420,000	416,184
Total				1,019,528
New Zealand 0.8%
New Zealand Government Bond
05/15/2026	0.500%	NZD	845,000	480,807
05/15/2028	0.250%	NZD	395,000	211,229
05/15/2032	2.000%	NZD	585,000	298,946
05/15/2034	4.250%	NZD	1,865,000	1,077,291
05/15/2035	4.500%	NZD	446,000	260,688
05/15/2036	4.250%	NZD	248,000	140,958
05/15/2041	1.750%	NZD	1,020,000	391,664
New Zealand Government Bond(a)
04/14/2033	3.500%	NZD	1,350,000	748,129
New Zealand Local Government Funding Agency Bond
08/01/2028	4.700%	AUD	295,000	195,015
04/14/2033	3.500%	NZD	352,000	190,974
Total				3,995,701

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2025 (Unaudited)
Foreign Government Obligations(g),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Norway 0.4%
Norway Government Bond(a)
09/17/2031	1.250%	NOK	4,695,000	401,472
05/18/2032	2.125%	NOK	11,195,000	994,511
08/15/2033	3.000%	NOK	970,000	89,769
06/12/2035	3.750%	NOK	6,485,000	625,580
Total				2,111,332
Philippines 0.8%
Philippine Government Bond
02/28/2029	6.250%	PHP	18,900,000	330,614
05/19/2029	6.500%	PHP	49,480,000	872,780
07/27/2030	6.375%	PHP	47,150,000	830,420
09/15/2032	6.750%	PHP	30,240,000	546,336
04/28/2035	6.375%	PHP	17,560,000	310,133
09/30/2035	8.000%	PHP	9,720,000	191,033
Philippine Government International Bond
05/17/2027	0.875%	EUR	535,000	605,396
01/14/2036	6.250%	PHP	10,000,000	169,031
Total				3,855,743
Qatar 0.1%
Qatar Government International Bond(a)
03/14/2049	4.817%		280,000	270,455
Romania 0.1%
Romanian Government International Bond(a)
03/24/2035	5.750%		90,000	88,272
03/24/2035	5.750%		64,000	62,772
05/16/2036	6.625%		206,000	212,656
Total				363,700
South Africa 0.1%
Republic of South Africa Government International Bond
04/20/2032	5.875%		250,000	257,752
United Arab Emirates 0.0%
Abu Dhabi Government International Bond(a)
04/16/2050	3.875%		200,000	164,974
United Kingdom 0.4%
United Kingdom Gilt(a)
03/07/2027	3.750%	GBP	595,000	787,659
07/22/2029	4.125%	GBP	317,000	423,921
10/22/2031	4.000%	GBP	80,000	105,675
01/31/2033	3.250%	GBP	300,000	373,816
07/31/2034	4.250%	GBP	300,000	393,373
Total				2,084,444
Total Foreign Government Obligations (Cost $39,405,335)				39,177,591

Municipal Bonds 0.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.0%
County of Miami-Dade Aviation
Refunding Revenue Bonds
Taxable
Series 2020B
10/01/2035	2.857%	85,000	73,844
Local General Obligation 0.0%
Medina Valley Independent School District
Unlimited General Obligation Bonds
Series 2025
02/15/2050	4.750%	75,000	76,764
Special Non Property Tax 0.1%
New York City Transitional Finance Authority
Revenue Bonds
Subordinated Series 2025E
11/01/2053	5.000%	205,000	211,978
New York State Thruway Authority
Revenue Bonds
Series 2025
03/15/2059	5.000%	140,000	145,017
Total			356,995
Total Municipal Bonds (Cost $506,065)			507,603

Preferred Stocks 0.8%
Issuer		Shares	Value ($)
Financials 0.8%
Banks 0.8%
Bank of Hawaii Corp.(i)	8.000%	11,850	314,855
Citizens Financial Group, Inc.(l)	6.500%	31,975	813,444
Comerica, Inc.(l)	6.875%	27,575	711,435
First Busey Corp.	8.250%	12,125	308,824
Huntington Bancshares, Inc.	4.500%	25	430
Live Oak Bancshares, Inc.	8.375%	9,100	232,649
UMB Financial Corp.(l)	7.750%	18,525	495,173
WesBanco, Inc.(l)	7.375%	26,425	681,236
Wintrust Financial Corp.(l)	7.875%	10,275	269,822
Total			3,827,868
Total Financials			3,827,868
Total Preferred Stocks (Cost $3,696,693)			3,827,868
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2025 (Unaudited)

Residential Mortgage-Backed Securities - Agency 10.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae Interest Strip(f)
CMO Series 427 Class C21
03/25/2050	2.000%	719,591	91,857
Fannie Mae REMICS(c),(f)
CMO Series 2024-98 Class SC
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 12/25/2054	1.878%	840,430	88,377
CMO Series 2024-98 Class SE
30-day Average SOFR + 5.980% Cap 5.980% 12/25/2054	1.908%	574,879	60,160
CMO Series 2024-98 Class SG
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 11/25/2054	1.928%	654,455	68,791
CMO Series 2025-49 Class SC
-1.0 x 30-day Average SOFR + 5.200% Cap 5.200% 06/25/2055	1.128%	1,526,490	89,172
Federal Home Loan Mortgage Corp.
03/01/2052	2.000%	762,092	623,666
05/01/2052	2.500%	1,225,008	1,047,837
05/01/2052- 10/01/2052	3.000%	2,359,641	2,101,114
08/01/2052- 12/01/2052	4.000%	2,475,093	2,369,888
09/01/2052- 10/01/2052	4.500%	3,519,412	3,461,366
06/01/2053- 01/01/2055	5.000%	2,636,606	2,645,651
02/01/2055	5.500%	390,455	400,424
02/01/2055	6.000%	521,698	541,852
Federal Home Loan Mortgage Corp.(f)
STRIPS
03/15/2052	2.000%	2,621,982	342,646
Federal National Mortgage Association
09/01/2051- 05/01/2053	2.500%	1,937,295	1,653,795
12/01/2051- 02/01/2052	2.000%	2,370,694	1,938,959
06/01/2052- 02/01/2053	4.000%	3,144,882	3,013,642
07/01/2052- 08/01/2053	4.500%	4,502,795	4,418,686
02/01/2054- 01/01/2055	5.500%	5,464,359	5,583,711
12/01/2054	5.000%	531,098	536,055
01/01/2055	6.000%	518,426	539,266
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
CMO Series 2013-5 Class GF
30-day Average SOFR + 1.214% Floor 1.100%, Cap 5.000% 10/25/2042	5.000%	172,298	167,450
Federal National Mortgage Association(f)
CMO Series 436 Class C32
10/25/2052	2.000%	1,062,972	138,482
STRIPS
11/25/2050- 10/25/2052	2.000%	5,112,126	652,552
Freddie Mac REMICS(c),(f)
CMO Series 5468 Class SE
-1.0 x 30-day Average SOFR + 5.350% Cap 5.350% 10/25/2054	1.278%	1,879,125	147,812
CMO Series 5496 Class S
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 01/25/2055	1.828%	2,072,523	141,532
CMO Series 5512 Class LS
-1.0 x 30-day Average SOFR + 5.896% Cap 5.896% 03/25/2055	1.824%	2,535,382	171,239
CMO Series 5544 Class SD
-1.0 x 30-day Average SOFR + 5.050% Cap 5.050% 06/25/2055	0.978%	2,886,464	195,771
CMO Series 5578 Class SD
30-day Average SOFR + 5.900% Cap 5.900% 09/25/2055	1.828%	2,122,237	216,490
Freddie Mac REMICS(c)
CMO Series 5546B Class AS
-1.5 x 30-day Average SOFR + 10.500% Cap 10.500% 06/25/2055	4.392%	281,297	273,321
CMO Series 5547 Class S
-1.5 x 30-day Average SOFR + 10.575% Cap 10.575% 06/25/2055	4.467%	288,076	280,437

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5548B Class S
-1.7 x 30-day Average SOFR + 11.667% Cap 11.667% 06/25/2055	4.880%	284,195	280,171
CMO Series 5549 Class JS
-1.5 x 30-day Average SOFR + 10.500% Cap 10.500% 06/25/2055	4.392%	86,880	84,614
Government National Mortgage Association
08/20/2052- 11/20/2052	4.000%	338,937	324,267
11/20/2052- 10/20/2054	4.500%	2,068,179	2,032,121
06/20/2053- 02/20/2054	5.500%	2,135,924	2,168,997
Government National Mortgage Association(p)
10/20/2052	4.000%	596,720	570,600
Government National Mortgage Association(f)
CMO Series 2017-136 Class IO
09/20/2047	5.000%	435,313	90,034
CMO Series 2018-63 Class IO
09/20/2047	4.000%	596,918	112,218
Government National Mortgage Association(c),(f)
CMO Series 2024-151 Class ES
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 09/20/2054	1.301%	1,227,495	71,876
CMO Series 2024-154 Class SB
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 09/20/2054	1.301%	1,340,981	87,635
CMO Series 2024-160 Class KS
-1.0 x 30-day Average SOFR + 5.480% Cap 5.480% 10/20/2054	1.381%	2,684,613	170,501
Government National Mortgage Association TBA(e)
12/20/2053	4.500%	1,025,000	1,002,358
12/20/2053	5.000%	2,525,000	2,521,964
12/19/2054	4.000%	1,150,000	1,090,196
12/18/2055	3.500%	2,225,000	2,039,438
12/18/2055	5.500%	1,075,000	1,085,618
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(e)
12/13/2053	2.000%	75,000	61,010
12/13/2053	4.000%	1,375,000	1,309,462
12/13/2053	4.500%	1,125,000	1,101,206
12/13/2053	5.000%	2,950,000	2,943,734
Total Residential Mortgage-Backed Securities - Agency (Cost $52,126,924)			53,150,021

Residential Mortgage-Backed Securities - Non-Agency 12.5%

ABFC Trust(c)
CMO Series 2007-WMC1 Class A1A
1-month Term SOFR + 1.364% Floor 1.250% 06/25/2037	5.319%	549,505	395,678
ACRA Trust(a),(b)
CMO Series 2024-NQM1 Class M1A
10/25/2064	6.191%	640,000	646,038
Alternative Loan Trust(b)
CMO Series 2005-43 Class 1A
10/25/2035	3.914%	140,890	126,343
Alternative Loan Trust(c)
CMO Series 2005-59 Class 1A1
1-month Term SOFR + 0.774% Floor 0.660%, Cap 11.000% 11/20/2035	4.734%	583,277	573,295
CMO Series 2007-OH3 Class A1B
1-month Term SOFR + 0.554% Floor 0.440%, Cap 10.000% 09/25/2047	4.509%	359,838	345,190
American Home Mortgage Investment Trust(c)
CMO Series 2005-1 Class 6A
6-month Term SOFR + 2.428% Floor 2.000%, Cap 11.000% 06/25/2045	6.130%	3,932	3,916
Arroyo Mortgage Trust(a),(b)
CMO Series 2019-1 Class A1
01/25/2049	3.805%	28,926	28,410
Banc of America Funding Trust(a),(b)
Subordinated CMO Series 2014-R6 Class 2A13
07/26/2036	4.447%	268,802	267,823
Bear Stearns Mortgage Funding Trust(c)
CMO Series 2006-AR3 Class 1A1
1-month Term SOFR + 0.294% Floor 0.180%, Cap 10.500% 10/25/2036	4.466%	227,180	202,939
CMO Series 2006-AR4 Class A1
1-month Term SOFR + 0.534% Floor 0.420%, Cap 10.500% 12/25/2036	4.489%	272,786	270,706
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-AR3 Class 21A1
1-month Term SOFR + 0.414% Floor 0.300%, Cap 10.500% 04/25/2037	4.369%	244,556	227,418
CMO Series 2007-AR5 Class 2A2
1-month Term SOFR + 0.344% Floor 0.230%, Cap 10.500% 06/25/2037	4.566%	706,909	649,597
Carrington Mortgage Loan Trust(c)
CMO Series 2007-FRE1 Class A3
1-month Term SOFR + 0.374% Floor 0.260%, Cap 14.500% 02/25/2037	4.366%	520,571	508,001
CIM Trust(a),(b)
CMO Series 2020-R6 Class A1
12/25/2060	2.250%	599,542	542,432
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	755,824	704,036
CMO Series 2023-R3 Class A1A
01/25/2063	4.500%	473,709	464,299
CIM Trust(a),(l)
CMO Series 2025-R1 Class A1
02/25/2099	5.000%	586,731	583,985
Citigroup Mortgage Loan Trust, Inc.(b)
CMO Series 2006-AR2 Class 1A1
03/25/2036	5.701%	192,997	143,196
Citigroup Mortgage Loan Trust, Inc.(c)
CMO Series 2006-WFH3 Class M2
1-month Term SOFR + 0.564% Floor 0.450% 10/25/2036	4.519%	18,914	18,907
COLT Mortgage Loan Trust(a),(l)
CMO Series 2023-1 Class A1
04/25/2068	6.048%	254,104	254,525
COLT Mortgage Loan Trust(a),(b)
CMO Series 2024-7 Class B1
12/26/2069	7.145%	360,000	365,202
Connecticut Avenue Securities Trust(a),(c)
CMO Series 2021-R01 Class 1B2
30-day Average SOFR + 6.000% 10/25/2041	10.072%	420,000	434,996
CMO Series 2022-R05 Class 2M2
30-day Average SOFR + 3.000% 04/25/2042	7.072%	645,000	660,156
CMO Series 2022-R09 Class 2M1
30-day Average SOFR + 2.500% 09/25/2042	6.572%	68,245	69,093
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-R01 Class 1M1
30-day Average SOFR + 2.400% 12/25/2042	6.472%	76,896	78,494
CMO Series 2023-R03 Class 2M2
30-day Average SOFR + 3.900% 04/25/2043	7.972%	285,000	300,774
CMO Series 2023-R06 Class 1M2
30-day Average SOFR + 2.700% 07/25/2043	6.772%	120,000	123,361
CMO Series 2024-R02 Class 1M1
30-day Average SOFR + 1.100% Floor 1.100% 02/25/2044	5.172%	207,713	207,954
CMO Series 2025-R02 Class 1M2
30-day Average SOFR + 1.600% Floor 1.600% 02/25/2045	5.672%	355,000	355,727
CMO Series 2025-R04 Class 1M1
30-day Average SOFR + 1.200% 05/25/2045	5.272%	241,092	241,490
CMO Series 2025-R06 Class 1B1
30-day Average SOFR + 1.850% 09/25/2045	5.922%	230,000	230,195
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	10.072%	550,000	572,790
Countrywide Asset-Backed Certificates(c)
CMO Series 2007-13 Class 2A1
1-month Term SOFR + 1.014% Floor 0.900% 10/25/2047	4.969%	111,328	102,923
CMO Series 2007-13 Class 2A2
1-month Term SOFR + 0.914% Floor 0.800% 10/25/2047	4.869%	292,826	272,203
Credit Suisse Mortgage Trust(a),(l)
CMO Series 2019-NQM1 Class A1
10/25/2059	3.656%	5,201	5,156
CSMC Trust(a),(b)
CMO Series 2021-RPL4 Class A1
12/27/2060	5.796%	992,131	992,981
CWABS Asset-Backed Certificates Trust(c)
CMO Series 2004-10 Class MV4
1-month Term SOFR + 1.689% Floor 1.575% 12/25/2034	5.644%	654,668	616,790
Ellington Financial Mortgage Trust(a),(b)
CMO Series 2025-INV2 Class B1
05/26/2070	7.479%	500,000	508,325

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-NQM3 Class M1B
08/25/2070	6.451%	520,000	525,271
Fannie Mae Connecticut Avenue Securities(a),(c)
Subordinated CMO Series 2021-R02 Class 2B2
30-day Average SOFR + 6.200% 11/25/2041	10.272%	80,000	83,167
Federal Home Loan Mortgage Corp.(f)
CMO Series 2023-400 Class C9
03/25/2052	2.000%	452,501	60,780
FIGRE Trust(a),(b)
CMO Series 2025-HE5 Class C
08/25/2055	5.686%	935,366	941,151
FIGRE Trust(a),(b),(p)
CMO Series 2025-HE8 Class C
11/25/2055	5.456%	760,000	760,745
First Franklin Mortgage Loan Trust(c)
CMO Series 2006-FF9 Class 2A4
1-month Term SOFR + 0.614% Floor 0.500% 06/25/2036	4.569%	1,200,000	1,135,906
First NLC Trust(c)
CMO Series 2005-4 Class A4
1-month Term SOFR + 0.894% Floor 0.780%, Cap 14.000% 02/25/2036	4.849%	131,560	129,953
Flagstar Mortgage Trust(a),(b)
CMO Series 2021-5INV Class A5
07/25/2051	2.500%	911,744	827,104
Freddie Mac STACR Remic Trust(a),(c)
CMO Series 2025-HQA1 Class M1
30-day Average SOFR + 1.150% 02/25/2045	5.222%	236,552	236,340
CMO Series 2025-HQA1 Class M2
30-day Average SOFR + 1.650% 02/25/2045	5.722%	260,000	260,499
Freddie Mac STACR REMIC Trust(a),(c)
CMO Series 2022-DNA3 Class M1A
30-day Average SOFR + 2.000% 04/25/2042	6.072%	57,766	58,361
CMO Series 2022-DNA4 Class M1A
30-day Average SOFR + 2.200% 05/25/2042	6.272%	180,432	182,543
CMO Series 2022-DNA4 Class M1B
30-day Average SOFR + 3.350% 05/25/2042	7.422%	285,000	293,725
CMO Series 2022-DNA7 Class M1A
30-day Average SOFR + 2.500% 03/25/2052	6.572%	41,557	41,965
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-HQA1 Class M1B
30-day Average SOFR + 3.500% 03/25/2042	7.572%	280,000	287,535
CMO Series 2022-HQA3 Class M1B
30-day Average SOFR + 3.550% 08/25/2042	7.622%	345,000	360,305
CMO Series 2024-HQA1 Class M2
30-day Average SOFR + 2.000% 03/25/2044	6.072%	670,000	675,107
CMO Series 2025-DNA4 Class M2
30-day Average SOFR + 1.550% 10/25/2045	5.622%	195,000	195,155
Subordinated CMO Series 2021-HQA3 Class B2
30-day Average SOFR + 6.250% 09/25/2041	10.322%	425,000	439,067
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	6.222%	110,234	110,851
Fremont Home Loan Trust(c)
CMO Series 2005-D Class M1
1-month Term SOFR + 0.729% Floor 0.615% 11/25/2035	4.684%	613,996	573,045
GCAT Trust(a),(b)
CMO Series 2019-RPL1 Class B2
10/25/2068	3.750%	700,000	614,884
GE-WMC Asset-Backed Pass-Through Certificates(c)
CMO Series 2005-1 Class M1
1-month Term SOFR + 0.774% Floor 0.660% 10/25/2035	4.729%	71,668	71,115
GMACM Mortgage Loan Trust(b)
CMO Series 2006-AR1 Class 1A1
04/19/2036	3.757%	351,200	290,813
GS Mortgage-Backed Securities Corp. Trust(a),(b)
CMO Series 2021-PJ4 Class A4
09/25/2051	2.500%	557,564	465,544
GS Mortgage-Backed Securities Trust(a),(b)
CMO Series 2020-RPL1 Class M2
07/25/2059	3.769%	800,000	716,872
GSAMP Trust(c)
CMO Series 2005-WMC3 Class A2C
1-month Term SOFR + 0.774% Floor 0.660% 12/25/2035	4.729%	384,899	378,462
CMO Series 2007-FM2 Class A1
1-month Term SOFR + 0.254% Floor 0.140% 01/25/2037	4.246%	676,607	423,332
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HarborView Mortgage Loan Trust(c)
CMO Series 2007-6 Class 1A1A
1-month Term SOFR + 0.314% Floor 0.200%, Cap 10.500% 08/19/2037	4.346%	397,936	346,930
Home Equity Asset Trust(c)
Series 2005-2 Class M6
1-month Term SOFR + 1.314% Floor 1.200% 07/25/2035	5.269%	462,111	461,513
HomeBanc Mortgage Trust(c)
CMO Series 2005-3 Class M4
1-month Term SOFR + 1.119% Floor 1.005%, Cap 11.500% 07/25/2035	5.111%	571,970	576,099
HOMES Trust(a),(b)
CMO Series 2025-AFC3 Class M1
08/25/2060	5.821%	650,000	650,097
Homeward Opportunities Fund Trust(a),(l)
CMO Series 2025-RRTL2 Class A2
09/25/2040	5.658%	360,000	362,074
HSI Asset Securitization Corp. Trust(c)
CMO Series 2005-I1 Class 2A4
1-month Term SOFR + 0.894% Floor 0.780% 11/25/2035	4.849%	368,421	348,776
CMO Series 2006-HE2 Class 1A
1-month Term SOFR + 0.374% Floor 0.260% 12/25/2036	4.329%	1,077,096	402,929
Impac CMB Trust(c)
CMO Series 2004-8 Class 2A1 (FGIC)
1-month Term SOFR + 0.814% Floor 0.700%, Cap 11.000% 10/25/2034	4.769%	6,355	6,353
Impac Secured Assets Trust(c)
CMO Series 2006-5 Class 1A1C
1-month Term SOFR + 0.654% Floor 0.540%, Cap 11.500% 02/25/2037	4.609%	416,386	383,459
IndyMac INDX Mortgage Loan Trust(c)
CMO Series 2006-AR2 Class 1A1A
1-month Term SOFR + 0.554% Floor 0.440% 04/25/2046	4.509%	580,456	544,789
CMO Series 2006-AR2 Class 1A1B
1-month Term SOFR + 0.534% Floor 0.420% 04/25/2046	4.489%	535,090	502,081
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Alternative Loan Trust(c)
CMO Series 2006-A1 Class 1A1
1-month Term SOFR + 0.574% Floor 0.460%, Cap 11.500% 03/25/2036	4.529%	186,249	177,920
CMO Series 2007-S1 Class A2
1-month Term SOFR + 0.794% Floor 0.680%, Cap 11.500% 04/25/2047	4.749%	112,193	108,320
JPMorgan Mortgage Acquisition Corp.(c)
CMO Series 2005-OPT2 Class M5
1-month Term SOFR + 1.089% Floor 0.975% 12/25/2035	5.044%	900,000	859,555
JPMorgan Mortgage Acquisition Trust(c)
CMO Series 2006-FRE1 Class M1
1-month Term SOFR + 0.699% Floor 0.585% 05/25/2035	4.654%	55,959	55,618
CMO Series 2007-HE1 Class AV4
1-month Term SOFR + 0.394% Floor 0.280% 03/25/2047	4.349%	1,008,304	966,456
Series 2007-CH5 Class M1
1-month Term SOFR + 0.384% Floor 0.270% 06/25/2037	4.339%	297,064	291,142
JPMorgan Mortgage Trust Series(a),(b)
CMO Series 2025-CES1 Class A3
05/25/2055	6.067%	530,000	537,763
Legacy Mortgage Asset Trust(a),(l)
CMO Series 2021-GS5 Class A1
07/25/2067	2.250%	745,721	746,304
Lehman Mortgage Trust
CMO Series 2006-1 Class 1A5
02/25/2036	5.500%	495,532	232,269
Lehman XS Trust(c)
CMO Series 2006-15 Class A4
1-month Term SOFR + 0.454% Floor 0.340% 10/25/2036	4.409%	560,924	515,678
CMO Series 2006-2N Class 2A1
1-year MTA + 1.010% Floor 1.010% 02/25/2036	6.048%	384,449	354,807
CMO Series 2007-16N Class 2A2
1-month Term SOFR + 1.814% Floor 1.700% 09/25/2047	5.769%	413,689	384,791

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2006-19 Class A3
1-month Term SOFR + 0.614% Floor 0.500% 12/25/2036	4.569%	513,495	491,644
Long Beach Mortgage Loan Trust(c)
CMO Series 2006-10 Class 2A3
1-month Term SOFR + 0.434% Floor 0.320% 11/25/2036	4.389%	1,723,079	515,810
CMO Series 2006-4 Class 1A
1-month Term SOFR + 0.414% Floor 0.300% 05/25/2036	4.369%	899,730	476,766
Mastr Asset Backed Securities Trust(c)
CMO Series 2005-WF1 Class M6
1-month Term SOFR + 1.104% Floor 0.990% 06/25/2035	5.059%	561,341	560,584
MFA Trust(a),(b)
Subordinated CMO Series 2023-INV2 Class B1
10/25/2058	7.936%	650,000	654,326
Mill City Mortgage Loan Trust(a),(b)
CMO Series 2019-GS1 Class B2
07/25/2059	3.250%	800,000	662,945
Morgan Stanley ABS Capital I, Inc. Trust(c)
CMO Series 2005-WMC1 Class M3
1-month Term SOFR + 0.894% Floor 0.780% 01/25/2035	4.849%	143,150	146,420
CMO Series 2007-HE2 Class A2B
1-month Term SOFR + 0.204% Floor 0.090% 01/25/2037	4.249%	1,095,850	506,467
CMO Series 2007-NC3 Class A2D
1-month Term SOFR + 0.374% Floor 0.260% 05/25/2037	4.366%	566,354	443,646
Morgan Stanley Mortgage Loan Trust(c)
CMO Series 2005-5AR Class 1M6
1-month Term SOFR + 1.239% Floor 1.125% 09/25/2035	5.194%	500,000	498,497
Morgan Stanley Residential Mortgage Loan Trust(a),(b)
CMO Subordinated Series 2025-DSC1 Class B1
03/25/2070	7.022%	260,000	262,901
NMLT Trust(a),(b)
CMO Series 2021-INV1 Class A1
05/25/2056	1.185%	741,771	656,479
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OBX Trust(a),(b)
CMO Series 2021-NQM2 Class A1
05/25/2061	1.101%	957,808	801,748
CMO Series 2021-NQM3 Class A1
07/25/2061	1.054%	1,018,299	842,611
Option One Mortgage Loan Trust(c)
CMO Series 2007-5 Class 2A2
1-month Term SOFR + 0.284% Floor 0.170% 05/25/2037	3.516%	749,703	406,258
CMO Series 2007-5 Class 2A3
1-month Term SOFR + 0.344% Floor 0.230% 05/25/2037	3.516%	1,364,905	748,385
Series 2006-3 Class 1A1
1-month Term SOFR + 0.254% Floor 0.140% 02/25/2037	1.288%	804,798	532,919
PRKCM Trust(a),(b)
CMO Series 2021-AFC2 Class A1
11/25/2056	2.071%	882,943	791,503
Subordinated CMO Series 2023-AFC1 Class B1
02/25/2058	7.401%	547,000	545,777
PRPM LLC(a),(b)
CMO Series 2024-RPL1 Class A3
12/25/2064	4.348%	700,000	681,129
PRPM LLC(a),(l)
CMO Series 2025-RCF3 Class A3
07/25/2055	5.250%	570,000	568,772
RALI Series Trust(c)
CMO Series 2006-QA6 Class A3
1-month Term SOFR + 0.494% Floor 0.380% 07/25/2036	4.449%	234,398	219,493
CMO Series 2007-QH6 Class A1
1-month Term SOFR + 0.494% Floor 0.380% 07/25/2037	4.449%	232,144	218,697
RALI Trust(c)
CMO Series 2006-QO10 Class A1
1-month Term SOFR + 0.434% Floor 0.320% 01/25/2037	4.389%	486,589	446,015
Series 2007-QO1 Class A1
1-month Term SOFR + 0.414% Floor 0.300% 02/25/2047	4.369%	737,768	687,390
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RAMP Trust(c)
CMO Series 2006-RZ2 Class M1
1-month Term SOFR + 0.609% Floor 0.495%, Cap 14.000% 05/25/2036	4.564%	279,445	277,151
RASC Trust(c)
Series 2007-KS1 Class A4
1-month Term SOFR + 0.554% Floor 0.440%, Cap 14.000% 01/25/2037	4.509%	890,140	875,149
RCKT Mortgage Trust(a)
CMO Series 2024-CES3 Class A2
05/25/2044	6.682%	570,000	578,736
RCKT Mortgage Trust(a),(l)
CMO Series 2024-CES8 Class A2
11/25/2044	5.659%	670,000	674,742
RFMSI Trust
CMO Series 2006-S10 Class 1A1
10/25/2036	6.000%	446,616	366,416
Saxon Asset Securities Trust(c)
Series 2007-2 Class A2D
1-month Term SOFR + 0.414% Floor 0.300% 05/25/2047	4.369%	497,797	370,813
SG Residential Mortgage Trust(a),(b)
CMO Series 2021-2 Class A1
12/25/2061	1.737%	723,412	628,092
Soundview Home Loan Trust(c)
CMO Series 2006-OPT5 Class 1A1
1-month Term SOFR + 0.394% Floor 0.280% 07/25/2036	4.349%	145,178	142,009
Structured Adjustable Rate Mortgage Loan Trust(c)
Series 2007-4 Class 1A2
1-month Term SOFR + 0.554% Floor 0.440% 05/25/2037	4.509%	631,927	595,375
Structured Asset Investment Loan Trust(c)
CMO Series 2004-6 Class A3
1-month Term SOFR + 0.914% Floor 0.800% 07/25/2034	4.869%	223,005	233,589
Structured Asset Mortgage Investments II Trust(c)
CMO Series 2006-AR7 Class A1A
1-month Term SOFR + 0.534% Floor 0.420%, Cap 10.500% 08/25/2036	4.526%	582,724	491,547
CMO Series 2006-AR8 Class A1A
1-month Term SOFR + 0.514% Floor 0.400%, Cap 10.500% 10/25/2036	4.469%	233,936	215,112
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Structured Asset Securities Corp Mortgage Loan Trust(c)
CMO Series 2005-2XS Class M1
1-month Term SOFR + 0.819% Floor 0.705%, Cap 11.000% 02/25/2035	4.811%	748,840	717,586
Thornburg Mortgage Securities Trust(c)
CMO Series 2004-3 Class A
1-month Term SOFR + 0.854% Floor 0.740%, Cap 11.000% 09/25/2034	4.809%	242,928	231,407
Towd Point Mortgage Trust(a),(b)
CMO Series 2017-4 Class A2
06/25/2057	3.000%	900,000	860,768
CMO Series 2019-2 Class M1
12/25/2058	3.750%	275,000	241,946
CMO Series 2024-CES6 Class M1
11/25/2064	6.102%	620,000	629,266
Series 2018-2 Class M1
03/25/2058	3.500%	900,000	860,100
Subordinated CMO Series 2017-2 Class B1
04/25/2057	4.153%	760,000	735,095
Towd Point Mortgage Trust(a),(c)
CMO Series 2019-HY3 Class M1
1-month Term SOFR + 1.614% Floor 1.500% 10/25/2059	5.569%	650,000	664,814
Verus Securitization Trust(a),(l)
CMO Series 2022-1 Class A1
01/25/2067	2.724%	123,572	118,886
CMO Series 2023-4 Class A1
05/25/2068	5.811%	483,036	483,226
CMO Series 2024-1 Class A1
01/25/2069	5.712%	54,698	55,056
Verus Securitization Trust(a),(b)
Subordinated CMO Series 2023-2 Class B1
03/25/2068	7.422%	550,000	551,248
Subordinated CMO Series 2024-2 Class B1
02/25/2069	7.864%	472,000	479,767
WaMu Asset-Backed Certificates Trust(c)
CMO Series 2007-HE1 Class 2A4
1-month Term SOFR + 0.574% Floor 0.460% 01/25/2037	4.529%	1,006,581	459,395
WaMu Mortgage Pass-Through Certificates(c)
CMO Series 2005-AR8 Class 2AC2
1-month Term SOFR + 1.034% Floor 0.920%, Cap 10.500% 07/25/2045	4.989%	268,551	260,090

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2005-AR15 Class A1A1
1-month Term SOFR + 0.634% Floor 0.520%, Cap 10.500% 11/25/2045	4.589%	799,895	758,713
CMO Series 2007-OA4 Class 1A
1-year MTA + 0.770% Floor 0.770% 05/25/2047	4.798%	463,119	415,401
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust(c)
CMO Series 2006-AR2 Class A1A
1-year MTA + 0.940% Floor 0.940% 04/25/2046	4.968%	182,701	168,504
Wells Fargo Home Equity Asset-Backed Securities Trust(c)
CMO Series 2007-1 Class A3
1-month Term SOFR + 0.754% Floor 0.640% 03/25/2037	4.709%	900,000	845,039
Wells Fargo Mortgage Backed Securities Trust
CMO Series 2007-7 Class A39
06/25/2037	6.000%	624,096	587,790
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $63,130,132)			62,990,674

Rights 0.0%
Issuer	Shares	Value ($)
Health Care 0.0%
Biotechnology 0.0%
Albireo Pharma, Inc., CVR(h),(i),(j),(q)	37,853	85,169
Concert Pharmaceuticals, Inc., CVR(h),(i),(j),(q)	173,147	51,944
Total		137,113
Health Care Equipment & Supplies 0.0%
Abiomed, Inc., CVR(h),(i),(j),(q)	15,541	24,866
Total Health Care		161,979
Materials 0.0%
Paper & Forest Products 0.0%
Resolute Forest Products, Inc.(h),(i),(j),(q)	76,222	114,333
Total Materials		114,333
Total Rights (Cost $245,563)		276,312

Senior Loans 2.9%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
Dynasty Acquisition Co., Inc.(c),(r)
Tranche B1 Term Loan
1-month Term SOFR + 2.000% 10/31/2031	5.916%	146,678	147,020
Tranche B2 Term Loan
1-month Term SOFR + 2.000% 10/31/2031	5.916%	55,792	55,922
TransDigm, Inc.(c),(r)
Tranche J Term Loan
3-month Term SOFR + 2.500% 02/28/2031	6.502%	148,125	148,334
Tranche K Term Loan
3-month Term SOFR + 2.250% 03/22/2030	6.252%	54,313	54,366
Tranche L Term Loan
3-month Term SOFR + 2.500% 01/19/2032	6.502%	148,500	148,731
Total			554,373
Airlines 0.3%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(c),(r)
Term Loan
3-month Term SOFR + 2.250% 04/20/2028	6.134%	132,584	132,467
3-month Term SOFR + 3.250% 05/28/2032	7.134%	353,225	354,196
AS Mileage Plan IP Ltd.(c),(r)
Term Loan
3-month Term SOFR + 1.750% 10/15/2031	5.634%	247,500	248,428
JetBlue Airways Corp.(c),(r)
Term Loan
3-month Term SOFR + 4.750% Floor 0.500% 08/27/2029	8.753%	430,650	396,413
United AirLines, Inc.(c),(r)
Tranche B Term Loan
1-month Term SOFR + 2.000% 02/22/2031	5.954%	400,558	401,296
Total			1,532,800
Automotive 0.1%
Clarios Global LP(c),(r)
1st Lien Term Loan
1-month Term SOFR + 2.750% 01/28/2032	6.666%	640,000	641,798
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.2%
Quikrete Holdings, Inc.(c),(r)
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 2.250% 02/10/2032	6.166%	890,525	891,327
Construction Machinery 0.0%
United Rentals North America, Inc.(c),(r)
Term Loan
1-month Term SOFR + 1.500% 02/14/2031	5.416%	197,000	197,837
Electric 0.2%
Long Ridge Energy LLC(c),(r)
Tranche B Term Loan
3-month Term SOFR + 4.500% 02/19/2032	8.502%	407,950	400,811
NRG Energy, Inc.(c),(r)
Term Loan
3-month Term SOFR + 1.750% 04/16/2031	5.593%	714,456	715,348
Total			1,116,159
Environmental 0.1%
Clean Harbors, Inc.(c),(r)
Term Loan
1-month Term SOFR + 1.500% 09/24/2032	5.416%	350,000	352,244
Food and Beverage 0.1%
Aramark Intermediate HoldCo Corp.(c),(r)
Tranche B8 Term Loan
1-month Term SOFR + 2.000% 06/22/2030	5.916%	270,984	271,477
Tranche B9 Term Loan
1-month Term SOFR + 1.750% 04/06/2028	5.666%	64,000	64,040
Total			335,517
Health Care 0.1%
Medline Borrower LP(c),(r)
Term Loan
1-month Term SOFR + 2.000% 10/23/2030	5.916%	757,810	758,621
Independent Energy 0.1%
Hilcorp Energy I LP(c),(r)
Term Loan
1-month Term SOFR + 2.000% 02/11/2030	5.959%	442,775	442,775
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.1%
Formula One Management Ltd.(c),(r)
Tranche B Term Loan
3-month Term SOFR + 1.750% Floor 0.500% 09/30/2031	5.752%	268,000	268,000
Lodging 0.2%
Hilton Domestic Operating Co., Inc.(c),(r)
Tranche B4 Term Loan
1-month Term SOFR + 1.750% 11/08/2030	5.704%	360,000	361,282
Travel + Leisure Co.(c),(r)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 12/14/2029	6.416%	589,791	591,596
Total			952,878
Other Financial Institutions 0.2%
Opal US LLC(c),(r)
Tranche B4 Term Loan
3-month Term SOFR + 3.000% 04/28/2032	6.902%	760,000	764,872
TKO Worldwide Holdings LLC(c),(r)
Tranche B5 1st Lien Term Loan
3-month Term SOFR + 2.000% 11/21/2031	5.868%	414,870	416,131
Total			1,181,003
Other Industry 0.2%
AECOM(c),(r)
Tranche B Term Loan
1-month Term SOFR + 1.750% 04/18/2031	5.666%	439,423	442,855
Gloves Buyer, Inc.(c),(r)
Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 05/21/2032	7.916%	485,000	480,238
Total			923,093
Packaging 0.1%
Clydesdale Acquisition Holdings, Inc.(c),(p),(r),(s)
Delayed Draw Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.250% 04/01/2032	3.250%	7,139	7,089

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Clydesdale Acquisition Holdings, Inc.(c),(r)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.250% 04/01/2032	7.166%	420,163	417,171
Total			424,260
Restaurants 0.2%
1011778 BC ULC(c),(r)
Tranche B6 Term Loan
1-month Term SOFR + 1.750% 09/20/2030	5.666%	751,589	750,461
KFC Holding Co./Yum! Brands(c),(r)
Tranche B Term Loan
1-month Term SOFR + 1.750% 03/15/2028	5.827%	326,653	327,062
Total			1,077,523
Retailers 0.2%
Great Outdoors Group LLC(c),(r)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/23/2032	7.166%	937,913	939,788
Technology 0.4%
CACI International, Inc.(c),(r)
Tranche B Term Loan
1-month Term SOFR + 1.750% 10/30/2031	5.666%	610,574	611,722
Clearwater Analytics LLC(c),(r)
Term Loan
6-month Term SOFR + 2.250% 04/21/2032		430,000	430,000
Cloud Software Group, Inc.(c),(r)
Tranche B2 Term Loan
3-month Term SOFR + 3.250% 03/21/2031	7.252%	511,144	509,585
Kaseya, Inc.(c),(r)
1st Lien Term Loan
1-month Term SOFR + 3.000% 03/20/2032	6.916%	383,075	383,447
Total			1,934,754
Total Senior Loans (Cost $14,560,564)			14,524,750

U.S. Treasury Obligations 2.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
01/31/2027	1.500%	222,000	216,693
05/31/2027	2.625%	125,000	123,320
10/31/2030	3.625%	5,721,000	5,726,810
05/15/2032	2.875%	220,000	209,069
08/15/2032	2.750%	1,335,000	1,254,692
02/15/2033	3.500%	1,320,000	1,294,425
08/15/2035	4.250%	400,000	407,875
11/15/2035	4.000%	160,000	159,750
02/15/2042	2.375%	175,000	131,277
11/15/2042	2.750%	590,000	462,689
02/15/2049	3.000%	2,760,000	2,088,113
02/15/2050	2.000%	620,000	375,003
08/15/2052	3.000%	95,000	70,166
02/15/2053	3.625%	500,000	417,188
11/15/2055	4.625%	63,000	62,547
U.S. Treasury(e)
11/30/2027	3.500%	30,000	29,932
Total U.S. Treasury Obligations (Cost $13,374,130)			13,029,549

Money Market Funds 24.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.061%(t),(u)	125,238,238	125,200,666
Total Money Market Funds (Cost $125,203,327)		125,200,666
Total Investments in Securities (Cost: $491,785,298)		494,234,133
Other Assets & Liabilities, Net		9,110,399
Net Assets		503,344,532
At November 30, 2025, securities and/or cash totaling $18,658,232 were pledged as collateral.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2025 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
233,143 EUR	275,536 USD	Barclays	12/17/2025	4,776	—
722,769 EUR	834,226 USD	Barclays	12/17/2025	—	(5,163)
581,989 GBP	791,889 USD	Barclays	12/17/2025	21,507	—
7,832,324 MXN	424,013 USD	Barclays	12/17/2025	—	(3,279)
7,143,443 NOK	720,883 USD	Barclays	12/17/2025	14,904	—
1,077,528 NZD	646,673 USD	Barclays	12/17/2025	27,779	—
2,415,568 SGD	1,892,560 USD	Barclays	12/17/2025	26,266	—
1,051,034 USD	905,270 EUR	Barclays	12/17/2025	302	—
885,550 USD	1,144,384 SGD	Barclays	12/17/2025	—	(1,387)
726,667 EUR	848,450 USD	Barclays	12/22/2025	4,294	—
226,827,943 JPY	1,445,000 USD	Barclays	12/22/2025	—	(10,536)
845,479 USD	726,667 EUR	Barclays	12/22/2025	—	(1,322)
419,000 GBP	568,456 USD	BNP Paribas International	12/17/2025	13,824	—
757,610 USD	116,980,197 JPY	BNY Capital Markets	12/17/2025	—	(7,398)
112,960,816 JPY	722,500 USD	BNY Capital Markets	12/22/2025	—	(2,360)
2,890,000 USD	452,127,798 JPY	BNY Capital Markets	12/22/2025	11,266	—
95,438,001 JPY	625,722 USD	CIBC	12/17/2025	13,664	—
3,340,341 CAD	2,392,460 USD	Citi	12/17/2025	135	—
1,629,921 EUR	1,879,828 USD	Citi	12/17/2025	—	(13,082)
900,412 GBP	1,184,423 USD	Citi	12/17/2025	—	(7,457)
1,089,832 USD	1,665,873 AUD	Citi	12/17/2025	1,715	—
3,183,400 USD	2,729,850 EUR	Citi	12/17/2025	—	(13,088)
799,137 USD	14,849,977 MXN	Citi	12/17/2025	11,002	—
1,175,634 USD	11,712,904 NOK	Citi	12/17/2025	—	(18,060)
1,445,000 USD	225,471,153 JPY	Citi	12/22/2025	1,829	—
1,506,315 AUD	996,215 USD	Citi	01/09/2026	9,053	—
134,364 EUR	154,827 USD	Citi	01/09/2026	—	(1,415)
517,659 GBP	697,649 USD	Citi	01/09/2026	12,422	—
296,565 USD	255,392 EUR	Citi	01/09/2026	413	—
142,837,624 KRW	100,000 USD	Deutsche Bank	12/05/2025	2,838	—
288,421,814 KRW	200,000 USD	Deutsche Bank	12/08/2025	3,735	—
144,459,850 KRW	100,000 USD	Deutsche Bank	12/10/2025	1,673	—
379,176,447 COP	100,000 USD	Deutsche Bank	12/12/2025	—	(832)
145,421,616 KRW	100,000 USD	Deutsche Bank	12/12/2025	994	—
200,000 USD	188,346,809 CLP	Deutsche Bank	12/12/2025	2,961	—
378,634,483 COP	100,000 USD	Deutsche Bank	12/15/2025	—	(654)
100,000 USD	374,422,527 COP	Deutsche Bank	12/15/2025	—	(466)
100,000 USD	3,097,893 TWD	Deutsche Bank	12/15/2025	—	(1,336)
199,999 USD	6,209,971 TWD	Deutsche Bank	12/17/2025	—	(2,234)
100,000 USD	3,107,917 TWD	Deutsche Bank	12/18/2025	—	(1,027)
379,108,446 COP	100,000 USD	Deutsche Bank	12/19/2025	—	(733)
100,000 USD	3,100,980 TWD	Deutsche Bank	12/19/2025	—	(1,251)
100,000 USD	376,459,322 COP	Deutsche Bank	12/22/2025	—	(5)
100,000 USD	146,378,346 KRW	Deutsche Bank	12/22/2025	—	(218)
199,999 USD	6,230,095 TWD	Deutsche Bank	12/22/2025	—	(1,627)
100,000 USD	92,666,403 CLP	Deutsche Bank	12/24/2025	—	(120)
100,000 USD	3,114,385 TWD	Deutsche Bank	12/24/2025	—	(841)
53,646,161 INR	600,001 USD	Deutsche Bank	12/26/2025	672	—
200,000 USD	188,382,809 CLP	Deutsche Bank	12/26/2025	3,056	—
100,000 USD	380,667,550 COP	Deutsche Bank	12/30/2025	1,020	—
80,469,696 INR	900,002 USD	Deutsche Bank	12/31/2025	1,134	—
35,769,863 INR	400,001 USD	Deutsche Bank	01/02/2026	475	—
35,860,122 INR	400,001 USD	Deutsche Bank	01/02/2026	—	(533)
4,647,325 EUR	5,353,279 USD	Goldman Sachs	12/17/2025	—	(43,892)
990,453 GBP	1,303,650 USD	Goldman Sachs	12/17/2025	—	(7,418)

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
7,847,528 NOK	788,165 USD	Goldman Sachs	12/17/2025	12,602	—
1,708,499 SGD	1,334,255 USD	Goldman Sachs	12/17/2025	14,250	—
1,323,353 USD	992,174 GBP	Goldman Sachs	12/17/2025	—	(10,007)
113,285,515 JPY	722,500 USD	Goldman Sachs	12/22/2025	—	(4,444)
716,688 AUD	467,143 USD	Goldman Sachs	01/09/2026	—	(2,538)
3,603,639 EUR	4,253,154 USD	Goldman Sachs	01/09/2026	62,734	—
418,476 EUR	483,974 USD	Goldman Sachs	01/09/2026	—	(2,642)
1,224,620 USD	1,055,598 EUR	Goldman Sachs	01/09/2026	2,862	—
93,785 USD	80,088 EUR	Goldman Sachs	01/09/2026	—	(656)
143,139 USD	108,837 GBP	Goldman Sachs	01/09/2026	929	—
2,332,196 AUD	1,545,705 USD	HSBC	12/17/2025	17,557	—
1,628,978 EUR	1,922,849 USD	HSBC	12/17/2025	31,035	—
1,910,922 EUR	2,204,358 USD	HSBC	12/17/2025	—	(14,891)
1,881,208 EUR	2,167,049 USD	HSBC	12/17/2025	—	(17,693)
176,454 GBP	241,006 USD	HSBC	12/17/2025	7,433	—
900,412 GBP	1,186,030 USD	HSBC	12/17/2025	—	(5,850)
3,530,203 SGD	2,752,433 USD	HSBC	12/17/2025	24,962	—
1,049,327 USD	905,270 EUR	HSBC	12/17/2025	2,009	—
403,378 USD	307,187 GBP	HSBC	12/17/2025	3,247	—
2,213,875 USD	2,855,744 SGD	HSBC	12/17/2025	—	(7,497)
112,889,209 JPY	722,500 USD	HSBC	12/22/2025	—	(1,901)
2,536,276 USD	2,180,000 EUR	HSBC	12/22/2025	—	(3,806)
538,062 BRL	100,000 USD	JPMorgan	12/02/2025	—	(801)
100,000 USD	541,507 BRL	JPMorgan	12/02/2025	1,447	—
12,475,139 TWD	400,001 USD	JPMorgan	12/04/2025	2,540	—
400,000 USD	12,288,400 TWD	JPMorgan	12/04/2025	—	(8,489)
100,000 USD	146,386,382 KRW	JPMorgan	12/05/2025	—	(424)
1,300,667,184 KRW	900,000 USD	JPMorgan	12/08/2025	14,919	—
1,099,998 USD	1,613,638,170 KRW	JPMorgan	12/08/2025	—	(1,946)
94,507,001 CLP	100,000 USD	JPMorgan	12/09/2025	—	(1,834)
1,878,873,886 COP	500,001 USD	JPMorgan	12/09/2025	189	—
100,000 USD	93,904,571 CLP	JPMorgan	12/09/2025	1,185	—
500,000 USD	1,940,923,000 COP	JPMorgan	12/09/2025	16,319	—
230,760,400 INR	2,600,000 USD	JPMorgan	12/10/2025	20,761	—
2,599,994 USD	232,149,723 INR	JPMorgan	12/10/2025	—	(5,227)
100,000 USD	147,120,381 KRW	JPMorgan	12/10/2025	138	—
187,874,850 CLP	200,000 USD	JPMorgan	12/12/2025	—	(2,452)
435,289,050 INR	4,900,000 USD	JPMorgan	12/12/2025	35,003	—
5,378,008,645 KRW	3,700,000 USD	JPMorgan	12/12/2025	38,533	—
100,000 USD	374,936,210 COP	JPMorgan	12/12/2025	—	(295)
3,799,992 USD	5,589,781,522 KRW	JPMorgan	12/12/2025	5,654	—
600,000 AUD	549,241 CAD	JPMorgan	12/15/2025	181	—
4,427,482 AUD	2,500,000 EUR	JPMorgan	12/15/2025	2,031	—
446,098 AUD	250,000 EUR	JPMorgan	12/15/2025	—	(1,992)
3,751,822 AUD	1,875,000 GBP	JPMorgan	12/15/2025	23,646	—
200,000 AUD	20,129,792 JPY	JPMorgan	12/15/2025	—	(1,981)
12,600,000 AUD	14,433,717 NZD	JPMorgan	12/15/2025	33,550	—
2,200,000 AUD	1,432,499 USD	JPMorgan	12/15/2025	—	(9,003)
548,143 CAD	600,000 AUD	JPMorgan	12/15/2025	605	—
7,350,064 CAD	8,000,000 AUD	JPMorgan	12/15/2025	—	(21,641)
8,336,894 CAD	5,125,000 EUR	JPMorgan	12/15/2025	—	(18,910)
9,700,000 CAD	6,921,455 USD	JPMorgan	12/15/2025	—	(24,826)
394,830 CHF	375,000 GBP	JPMorgan	12/15/2025	3,878	—
132,814 CHF	125,000 GBP	JPMorgan	12/15/2025	—	(209)
375,000 CHF	470,085 USD	JPMorgan	12/15/2025	2,309	—
1,625,000 CHF	2,018,692 USD	JPMorgan	12/15/2025	—	(8,335)
4,964,469 CNH	700,000 USD	JPMorgan	12/15/2025	—	(2,958)
125,000 EUR	223,050 AUD	JPMorgan	12/15/2025	996	—
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
500,000 EUR	813,681 CAD	JPMorgan	12/15/2025	2,078	—
250,000 EUR	405,355 CAD	JPMorgan	12/15/2025	—	(25)
250,000 EUR	232,795 CHF	JPMorgan	12/15/2025	85	—
9,250,000 EUR	8,540,321 CHF	JPMorgan	12/15/2025	—	(88,046)
1,500,000 EUR	1,323,145 GBP	JPMorgan	12/15/2025	9,627	—
500,000 EUR	192,207,920 HUF	JPMorgan	12/15/2025	3,708	—
500,000 EUR	90,566,730 JPY	JPMorgan	12/15/2025	73	—
500,000 EUR	89,831,303 JPY	JPMorgan	12/15/2025	—	(4,642)
375,000 EUR	4,400,117 NOK	JPMorgan	12/15/2025	—	(595)
1,300,000 EUR	5,511,505 PLN	JPMorgan	12/15/2025	456	—
4,250,000 EUR	46,474,239 SEK	JPMorgan	12/15/2025	—	(8,503)
1,000,000 EUR	1,164,520 USD	JPMorgan	12/15/2025	3,304	—
2,250,000 EUR	2,607,186 USD	JPMorgan	12/15/2025	—	(5,552)
125,000 GBP	132,926 CHF	JPMorgan	12/15/2025	349	—
750,000 GBP	782,200 CHF	JPMorgan	12/15/2025	—	(17,061)
5,042,421 GBP	5,700,000 EUR	JPMorgan	12/15/2025	—	(55,740)
750,000 GBP	153,329,885 JPY	JPMorgan	12/15/2025	—	(9,682)
131,531 GBP	172,533 USD	JPMorgan	12/15/2025	—	(1,575)
38,583,100 HUF	100,000 EUR	JPMorgan	12/15/2025	—	(1,172)
648,759 ILS	200,000 USD	JPMorgan	12/15/2025	760	—
627,514,146 JPY	6,200,000 AUD	JPMorgan	12/15/2025	39,018	—
684,482,848 JPY	6,200,000 CAD	JPMorgan	12/15/2025	51,233	—
44,710,460 JPY	400,000 CAD	JPMorgan	12/15/2025	—	(223)
534,632,450 JPY	2,750,000 CHF	JPMorgan	12/15/2025	2,482	—
1,042,144,111 JPY	5,800,000 EUR	JPMorgan	12/15/2025	53,203	—
887,736,224 JPY	4,375,000 GBP	JPMorgan	12/15/2025	99,360	—
35,066,640 JPY	400,000 NZD	JPMorgan	12/15/2025	4,889	—
737,500,000 JPY	4,786,396 USD	JPMorgan	12/15/2025	57,811	—
24,500,000 MXN	1,329,476 USD	JPMorgan	12/15/2025	—	(7,403)
1,463,369 NOK	125,000 EUR	JPMorgan	12/15/2025	528	—
32,503,437 NOK	2,750,000 EUR	JPMorgan	12/15/2025	—	(18,951)
49,000,000 NOK	45,773,546 SEK	JPMorgan	12/15/2025	9,746	—
4,027,576 NOK	400,000 USD	JPMorgan	12/15/2025	1,957	—
2,035,710 NOK	200,000 USD	JPMorgan	12/15/2025	—	(1,188)
23,306,796 NZD	20,200,000 AUD	JPMorgan	12/15/2025	—	(149,713)
4,400,000 NZD	385,307,384 JPY	JPMorgan	12/15/2025	—	(56,510)
7,100,000 NZD	4,037,734 USD	JPMorgan	12/15/2025	—	(39,864)
2,539,251 PLN	600,000 EUR	JPMorgan	12/15/2025	1,028	—
1,090,306 PLN	300,000 USD	JPMorgan	12/15/2025	1,279	—
4,120,791 SEK	375,000 EUR	JPMorgan	12/15/2025	—	(1,383)
4,683,460 SEK	5,000,000 NOK	JPMorgan	12/15/2025	—	(2,340)
2,828,331 SEK	300,000 USD	JPMorgan	12/15/2025	173	—
6,655,016 SEK	700,000 USD	JPMorgan	12/15/2025	—	(5,489)
1,297,914 SGD	1,000,000 USD	JPMorgan	12/15/2025	—	(2,623)
78,001,585 TRY	1,800,000 USD	JPMorgan	12/15/2025	—	(15,656)
3,132,907 TWD	100,000 USD	JPMorgan	12/15/2025	222	—
520,109 USD	800,000 AUD	JPMorgan	12/15/2025	4,073	—
2,762,672 USD	4,200,000 AUD	JPMorgan	12/15/2025	—	(10,714)
142,537 USD	200,000 CAD	JPMorgan	12/15/2025	685	—
5,366,991 USD	4,250,000 CHF	JPMorgan	12/15/2025	—	(65,536)
12,000,000 USD	85,113,139 CNH	JPMorgan	12/15/2025	51,835	—
100,000 USD	2,080,865 CZK	JPMorgan	12/15/2025	—	(108)
2,456,135 USD	2,125,000 EUR	JPMorgan	12/15/2025	11,451	—
4,802,106 USD	4,125,000 EUR	JPMorgan	12/15/2025	—	(12,087)
3,216,721 USD	2,444,031 GBP	JPMorgan	12/15/2025	18,453	—
4,200,000 USD	1,391,687,010 HUF	JPMorgan	12/15/2025	30,756	—
100,000 USD	328,312 ILS	JPMorgan	12/15/2025	828	—
1,500,000 USD	4,798,446 ILS	JPMorgan	12/15/2025	—	(26,351)

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
560,617 USD	87,500,000 JPY	JPMorgan	12/15/2025	402	—
1,700,103 USD	262,500,000 JPY	JPMorgan	12/15/2025	—	(17,048)
81,391 USD	1,500,000 MXN	JPMorgan	12/15/2025	459	—
5,378,055 USD	98,500,000 MXN	JPMorgan	12/15/2025	—	(3,254)
3,800,000 USD	38,203,152 NOK	JPMorgan	12/15/2025	—	(24,404)
512,436 USD	900,000 NZD	JPMorgan	12/15/2025	4,443	—
300,000 USD	1,099,649 PLN	JPMorgan	12/15/2025	1,281	—
3,300,000 USD	12,006,092 PLN	JPMorgan	12/15/2025	—	(10,582)
3,300,000 USD	30,963,072 SEK	JPMorgan	12/15/2025	—	(17,649)
7,500,000 USD	9,742,492 SGD	JPMorgan	12/15/2025	25,962	—
700,000 USD	12,075,571 ZAR	JPMorgan	12/15/2025	4,997	—
5,600,000 USD	95,418,838 ZAR	JPMorgan	12/15/2025	—	(29,248)
15,409,955 ZAR	900,000 USD	JPMorgan	12/15/2025	335	—
2,623,271 ZAR	152,462 USD	JPMorgan	12/15/2025	—	(690)
456,571 EUR	539,015 USD	JPMorgan	12/17/2025	8,776	—
301,877,840 INR	3,400,000 USD	JPMorgan	12/17/2025	26,563	—
24,064,966 MXN	1,275,526 USD	JPMorgan	12/17/2025	—	(37,336)
2,673,134 NOK	265,001 USD	JPMorgan	12/17/2025	818	—
1,045,052 USD	905,270 EUR	JPMorgan	12/17/2025	6,283	—
528,282 USD	5,338,394 NOK	JPMorgan	12/17/2025	—	(694)
100,000 USD	375,154,209 COP	JPMorgan	12/19/2025	—	(317)
750,628,800 COP	200,000 USD	JPMorgan	12/22/2025	618	—
1,453,333 EUR	1,694,632 USD	JPMorgan	12/22/2025	6,319	—
146,264,000 KRW	100,000 USD	JPMorgan	12/22/2025	296	—
823,915 NZD	722,500 AUD	JPMorgan	12/22/2025	91	—
824,828 NZD	722,500 AUD	JPMorgan	12/22/2025	—	(434)
500,000 USD	1,882,740,000 COP	JPMorgan	12/22/2025	93	—
400,000 USD	12,457,560 TWD	JPMorgan	12/22/2025	—	(3,338)
93,937,430 CLP	100,000 USD	JPMorgan	12/24/2025	—	(1,250)
1,612,314,000 KRW	1,100,000 USD	JPMorgan	12/24/2025	655	—
93,892,000 CLP	100,000 USD	JPMorgan	12/26/2025	—	(1,205)
5,733,274,114 KRW	3,900,000 USD	JPMorgan	12/26/2025	—	(10,167)
300,000 USD	281,791,000 CLP	JPMorgan	12/26/2025	3,739	—
232,424,738 INR	2,600,000 USD	JPMorgan	12/31/2025	3,754	—
100,000 USD	3,129,066 TWD	JPMorgan	12/31/2025	—	(397)
100,000 USD	542,055 BRL	JPMorgan	01/05/2026	768	—
3,123,477 AUD	2,088,916 USD	Morgan Stanley	12/17/2025	42,289	—
957,827 GBP	1,298,539 USD	Morgan Stanley	12/17/2025	30,658	—
101,496,658 JPY	696,159 USD	Morgan Stanley	12/17/2025	45,246	—
2,760,159 NZD	1,612,976 USD	Morgan Stanley	12/17/2025	27,638	—
1,830,200 USD	2,817,838 AUD	Morgan Stanley	12/17/2025	16,160	—
1,050,154 USD	905,270 EUR	Morgan Stanley	12/17/2025	1,181	—
1,429,924 USD	2,493,586 NZD	Morgan Stanley	12/17/2025	2,304	—
1,779,316 CAD	1,261,928 USD	Royal Bank of Canada	12/17/2025	—	(12,403)
1,140,284 EUR	1,347,531 USD	Royal Bank of Canada	12/17/2025	23,262	—
105,180,286 JPY	688,294 USD	Royal Bank of Canada	12/17/2025	13,757	—
5,104,080 NOK	436,075 EUR	Royal Bank of Canada	12/17/2025	2,005	—
593,604 USD	911,574 AUD	Royal Bank of Canada	12/17/2025	3,696	—
2,419,510 USD	3,400,150 CAD	Royal Bank of Canada	12/17/2025	15,649	—
1,048,601 USD	905,270 EUR	Royal Bank of Canada	12/17/2025	2,735	—
804,144 USD	689,714 EUR	Royal Bank of Canada	12/17/2025	—	(3,145)
502,288 USD	5,027,624 NOK	Royal Bank of Canada	12/17/2025	—	(5,413)
726,667 EUR	847,359 USD	Royal Bank of Canada	12/22/2025	3,202	—
1,660,594 NZD	1,445,000 AUD	Royal Bank of Canada	12/22/2025	—	(7,152)
1,650,701 CAD	1,171,790 USD	Standard Chartered	12/17/2025	—	(10,428)
2,189,999 EUR	2,527,322 USD	Standard Chartered	12/17/2025	—	(16,033)
11,323,932 MXN	601,745 USD	Standard Chartered	12/17/2025	—	(16,032)
7,181,423 NOK	726,093 USD	Standard Chartered	12/17/2025	16,361	—
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,047,358 USD	905,270 EUR	Standard Chartered	12/17/2025	3,978	—
1,418,828 USD	2,476,550 NZD	Standard Chartered	12/17/2025	3,616	—
57,973 USD	74,000 SGD	Standard Chartered	12/17/2025	—	(800)
1,445,000 AUD	1,660,587 NZD	Standard Chartered	12/22/2025	7,147	—
226,074,622 JPY	1,445,000 USD	Standard Chartered	12/22/2025	—	(5,702)
1,657,191 NZD	1,445,000 AUD	Standard Chartered	12/22/2025	—	(5,197)
436,075 EUR	503,893 USD	State Street	12/17/2025	—	(2,542)
542,900 USD	85,256,837 JPY	State Street	12/17/2025	3,865	—
112,559,901 JPY	722,500 USD	State Street	12/22/2025	213	—
1,445,000 USD	226,142,500 JPY	State Street	12/22/2025	6,137	—
1,152,373 NZD	690,006 USD	TD Securities	12/17/2025	28,124	—
814,961 EUR	941,768 USD	UBS	12/17/2025	—	(4,687)
658,234 GBP	893,359 USD	UBS	12/17/2025	22,051	—
2,390,257 USD	1,785,914 GBP	UBS	12/17/2025	—	(26,234)
670,886 USD	99,443,956 JPY	UBS	12/17/2025	—	(33,137)
2,634,182 USD	3,404,199 SGD	UBS	12/17/2025	—	(4,062)
Total				1,456,589	(1,250,694)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Aluminum	2	02/2026	USD	143,384	408	—
3-Month Aluminum	2	02/2026	USD	143,408	607	—
3-Month Aluminum	1	02/2026	USD	71,716	388	—
3-Month Aluminum	1	02/2026	USD	71,779	—	(450)
3-Month Aluminum	33	02/2026	USD	2,368,080	4,355	—
3-Month Copper	1	02/2026	USD	279,918	12,681	—
3-Month Copper	1	02/2026	USD	279,733	11,716	—
3-Month Copper	1	02/2026	USD	279,725	9,412	—
3-Month CORRA	73	06/2026	CAD	17,851,238	5,929	—
3-Month CORRA	34	06/2026	CAD	8,314,275	—	(811)
3-Month Euro Euribor	41	03/2026	EUR	10,042,950	9,688	—
3-Month Euro Euribor	19	03/2026	EUR	4,654,050	—	(11,852)
3-Month Euro Euribor	75	06/2026	EUR	18,376,875	—	(42,566)
3-Month Euro Euribor	11	09/2026	EUR	2,695,275	—	(2,166)
3-Month Euro Euribor	21	12/2026	EUR	5,144,213	—	(1,228)
3-Month Euro Euribor	62	06/2027	EUR	15,173,725	1,437	—
3-Month Euro Euribor	19	12/2027	EUR	4,645,025	—	(4,228)
3-Month Euro Euribor	22	06/2028	EUR	5,372,125	—	(2,287)
3-Month Euro Euribor	3	12/2028	EUR	731,813	—	(628)
3-Month Nickel	2	02/2026	USD	177,864	2,687	—
3-Month SOFR	65	12/2026	USD	15,741,375	5,000	—
3-Month SONIA	22	06/2026	GBP	5,304,750	1,646	—
3-Month SONIA	54	06/2026	GBP	13,020,750	—	(1,620)
3-Month Zinc	14	02/2026	USD	1,074,014	15,732	—
3-Month Zinc	2	02/2026	USD	98,829	—	(2,991)
3-Month Zinc	1	02/2026	USD	76,368	1,364	—
3-Month Zinc	1	02/2026	USD	76,375	1,409	—
3-Month Zinc	2	02/2026	USD	152,763	906	—
3-Month Zinc	1	02/2026	USD	49,513	—	(41)
Brazilian Real	82	12/2025	USD	1,524,790	17,908	—
Brazilian Real	3	12/2025	USD	55,785	411	—
British Pound	2	12/2025	USD	165,438	603	—
CAC40 Index	17	12/2025	EUR	1,381,590	35,150	—
CAC40 Index	14	12/2025	EUR	1,137,780	17,213	—
Canadian Government 10-Year Bond	83	03/2026	CAD	10,204,020	27,757	—
Canadian Government 10-Year Bond	69	03/2026	CAD	8,482,860	22,984	—

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2025 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond	8	03/2026	CAD	983,520	—	(265)
Canola	12	01/2026	CAD	156,168	—	(82)
China Yuan Renminbi	1	12/2025	CNH	706,250	—	(561)
Coffee	1	03/2026	USD	142,950	—	(2,740)
Coffee	4	03/2026	USD	571,800	—	(25,300)
Coffee	4	05/2026	USD	546,000	—	(12,347)
Copper	4	03/2026	USD	1,118,812	40,523	—
Copper	5	03/2026	USD	659,000	25,647	—
Copper	4	05/2026	USD	531,750	20,781	—
DAX Index	1	12/2025	EUR	596,700	—	(3,264)
DAX Index	2	12/2025	EUR	1,193,400	—	(23,021)
DJIA Index E-mini	13	12/2025	USD	3,103,295	77,303	—
DJIA Index E-mini	3	12/2025	USD	716,145	5,971	—
DJIA Index E-mini	2	12/2025	USD	477,430	1,492	—
ECX Emissions EUA	16	12/2026	EUR	1,367,040	59,040	—
Energy Select Sector Index E-mini	1	12/2025	USD	94,700	—	(321)
Euro FX	21	12/2025	USD	3,048,019	—	(60,616)
Euro FX Micro E-mini	4	12/2025	USD	58,058	—	(396)
Euro STOXX 50 Index	35	12/2025	EUR	1,985,900	61,730	—
Euro STOXX 50 Index	1	12/2025	EUR	48,080	2,497	—
Euro STOXX 50 Index	26	12/2025	EUR	1,475,240	904	—
Euro STOXX Banks Index	43	12/2025	EUR	523,955	17,054	—
Euro/British Pound	1	12/2025	GBP	109,669	—	(782)
Euro/Japanese Yen	1	12/2025	JPY	22,641,250	422	—
Euro-BTP	7	12/2025	EUR	849,590	2,012	—
Euro-BTP	28	12/2025	EUR	3,398,360	—	(3,638)
Euro-BTP	93	12/2025	EUR	11,287,410	—	(5,416)
Euro-Bund	14	12/2025	EUR	1,804,320	9,930	—
Euro-OAT	24	12/2025	EUR	2,948,400	—	(9,839)
Feeder Cattle	1	01/2026	USD	161,988	—	(202)
Financial Select Sector Index E-mini	1	12/2025	USD	164,315	—	(2,036)
FTSE 100 Index	31	12/2025	GBP	3,021,260	90,309	—
FTSE 100 Index	17	12/2025	GBP	1,656,820	63,677	—
FTSE China A50 Index	99	12/2025	USD	1,491,534	25,015	—
FTSE China A50 Index	116	12/2025	USD	1,747,656	22,251	—
FTSE China A50 Index	3	12/2025	USD	45,198	—	(104)
FTSE Taiwan Index	15	12/2025	USD	1,365,150	45,474	—
FTSE Taiwan Index	14	12/2025	USD	1,274,140	45,082	—
FTSE/JSE Top 40 Index	14	12/2025	ZAR	14,509,180	28,744	—
FTSE/JSE Top 40 Index	8	12/2025	ZAR	8,290,960	22,734	—
FTSE/JSE Top 40 Index	1	12/2025	ZAR	1,036,370	—	(78)
FTSE/MIB Index	2	12/2025	EUR	434,050	17,160	—
FTSE/MIB Index	5	12/2025	EUR	1,085,125	16,260	—
FTSE/MIB Index	5	12/2025	EUR	1,085,125	—	(2,874)
FTSE/MIB Index Mini	6	12/2025	EUR	260,430	5,731	—
FTSE/MIB Index Mini	1	12/2025	EUR	43,405	—	(75)
Gas Oil	9	01/2026	USD	602,775	—	(38,634)
Gas Oil	26	01/2026	USD	1,741,350	—	(132,357)
Gas Oil	8	02/2026	USD	528,400	—	(16,733)
Gas Oil	10	03/2026	USD	651,500	—	(19,710)
Gas Oil	8	04/2026	USD	514,000	—	(23,533)
Gold	4	08/2026	JPY	85,516,000	38,313	—
Gold	5	10/2026	JPY	107,240,000	41,442	—
Gold 100 oz.	8	02/2026	USD	3,403,920	126,329	—
Gold 100 oz.	6	02/2026	USD	2,552,940	62,260	—
Gold 100 oz.	2	04/2026	USD	856,960	30,136	—
Gold E-micro	2	02/2026	USD	85,098	3,068	—
Hard Red Winter Wheat	11	03/2026	USD	290,125	—	(1,238)
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2025 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Hard Red Winter Wheat	3	05/2026	USD	80,850	—	(1,382)
IBEX 35 Index	12	12/2025	EUR	1,965,876	59,209	—
IBEX 35 Index	6	12/2025	EUR	982,938	37,780	—
IBEX 35 Index	2	12/2025	EUR	32,765	805	—
ICE NYSE Fang + Index	1	12/2025	USD	83,318	2,938	—
IFSC Nifty 50 Index	37	12/2025	USD	1,952,638	5,410	—
IFSC Nifty 50 Index	19	12/2025	USD	1,002,706	3,393	—
Industrials Select Sector Index	1	12/2025	USD	154,970	—	(2,451)
Japanese Yen	1	12/2025	USD	80,131	—	(46)
KLCI Index	6	12/2025	MYR	487,050	—	(237)
KOSPI 200 Index Mini	4	12/2025	KRW	111,180,000	—	(3,762)
Lean Hogs	13	06/2026	USD	503,100	11,761	—
Live Cattle	9	02/2026	USD	784,260	—	(9,808)
Long Gilt	23	03/2026	GBP	2,106,340	23,181	—
Mexican Peso	150	12/2025	USD	4,092,750	98,297	—
Mexican Peso	4	12/2025	USD	109,140	1,428	—
MSCI EAFE Index	32	12/2025	USD	4,510,240	61,371	—
MSCI EAFE Index E-mini	14	12/2025	USD	1,973,230	18,975	—
MSCI Emerging Markets Index	36	12/2025	USD	2,479,680	68,115	—
MSCI Emerging Markets Index	26	12/2025	USD	1,790,880	2,673	—
MSCI Singapore Index	43	12/2025	SGD	1,905,545	7,674	—
MSCI Singapore Index	22	12/2025	SGD	974,930	4,410	—
NASDAQ 100 Index E-mini	6	12/2025	USD	3,057,840	101,840	—
NASDAQ 100 Index E-mini	3	12/2025	USD	1,528,920	14,195	—
NASDAQ 100 Index E-mini	2	12/2025	USD	1,019,280	—	(13,313)
NASDAQ 100 Index Micro E-mini	1	12/2025	USD	50,964	762	—
Natural Gas	4	12/2025	USD	194,000	5,263	—
Natural Gas	2	01/2026	USD	88,360	—	(673)
Natural Gas	2	02/2026	USD	76,460	—	(1,313)
Natural Gas	4	09/2026	USD	164,120	963	—
Nikkei 225 Index	5	12/2025	JPY	251,250,000	193,277	—
Nikkei 225 Index	10	12/2025	JPY	251,525,000	118,999	—
Nikkei 225 Index	2	12/2025	JPY	100,500,000	77,858	—
Nikkei 225 Index	13	12/2025	JPY	65,325,000	—	(3,755)
Nikkei 225 Index	2	12/2025	USD	502,450	—	(5,204)
Nikkei 225 Index Mini	12	12/2025	JPY	60,300,000	11,841	—
Norwegian Krone	7	12/2025	USD	1,383,200	—	(39,768)
NY Harbor ULSD Heat Oil	7	12/2025	USD	677,111	—	(29,122)
NY Harbor ULSD Heat Oil	17	12/2025	USD	1,644,413	—	(145,543)
NY Harbor ULSD Heat Oil	5	01/2026	USD	476,448	—	(24,201)
NY Harbor ULSD Heat Oil	5	02/2026	USD	468,762	—	(21,399)
NY Harbor ULSD Heat Oil	5	03/2026	USD	459,501	—	(30,299)
NY Harbor ULSD Heat Oil	4	11/2026	USD	359,050	—	(6,307)
OMXS30 Index	57	12/2025	SEK	15,925,800	56,812	—
Palladium	3	03/2026	USD	451,890	19,006	—
Palladium	1	03/2026	USD	150,630	4,878	—
Platinum	8	01/2026	USD	674,000	87,749	—
Platinum	5	01/2026	USD	421,250	13,906	—
Platinum	2	08/2026	JPY	7,755,000	3,854	—
Platinum	5	10/2026	JPY	19,437,500	8,875	—
Primary Aluminum	39	03/2026	USD	2,802,238	62,888	—
Rapeseed	10	04/2026	EUR	239,375	93	—
RBOB Gasoline	13	12/2025	USD	994,539	—	(26,104)
RBOB Gasoline	10	12/2025	USD	765,030	—	(36,222)
RBOB Gasoline	7	01/2026	USD	534,639	—	(16,997)
RBOB Gasoline	5	02/2026	USD	385,665	—	(18,623)
Robusta Coffee	2	01/2026	USD	91,300	—	(992)
Robusta Coffee	2	03/2026	USD	88,260	—	(2,332)

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2025 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Rubber	2	05/2026	JPY	3,429,000	120	—
Russell 2000 Index E-mini	10	12/2025	USD	1,252,550	40,020	—
Russell 2000 Index E-mini	4	12/2025	USD	501,020	11,259	—
Russell 2000 Index Micro E-Mini	3	12/2025	USD	37,577	449	—
S&P 500 Index E-mini	14	12/2025	USD	4,801,650	132,198	—
S&P 500 Index E-mini	10	12/2025	USD	3,429,750	32,460	—
S&P Mid 400 Index E-mini	3	12/2025	USD	994,320	516	—
S&P Mid 400 Index E-mini	1	12/2025	USD	331,440	272	—
S&P/TSX 60 Index	22	12/2025	CAD	8,103,920	299,211	—
S&P/TSX 60 Index	10	12/2025	CAD	3,683,600	123,511	—
SGX TSI Iron Ore China 62%	52	01/2026	USD	531,440	6,633	—
SGX TSI Iron Ore China 62%	162	01/2026	USD	1,655,640	—	(5,244)
Short Term Euro-BTP	237	12/2025	EUR	25,630,365	45,362	—
Short Term Euro-BTP	34	12/2025	EUR	3,676,930	—	(6,860)
Silver	6	03/2026	USD	1,714,890	190,567	—
Silver	3	05/2026	USD	863,805	100,865	—
South African Rand	147	12/2025	USD	4,290,563	93,833	—
South African Rand	1	12/2025	USD	29,188	198	—
Soybean	1	01/2026	USD	56,888	10	—
Soybean	8	01/2026	USD	455,100	—	(118)
Soybean	43	03/2026	USD	2,463,900	29,942	—
Soybean	16	03/2026	USD	916,800	3,077	—
Soybean	2	05/2026	USD	115,525	—	(217)
Soybean	8	11/2026	USD	451,400	5,320	—
Soybean Meal	29	03/2026	USD	940,180	3,622	—
Soybean Meal	27	03/2026	USD	875,340	—	(3,914)
Soybean Oil	12	01/2026	USD	374,760	7,017	—
Soybean Oil	8	03/2026	USD	252,240	2,130	—
Soybean Oil	2	03/2026	USD	63,060	200	—
Soybean Oil	4	05/2026	USD	126,816	—	(273)
Soybean Oil	7	12/2026	USD	218,568	4,268	—
SPI 200 Index	3	12/2025	AUD	646,800	—	(14,881)
SPI 200 Index	10	12/2025	AUD	2,156,000	—	(38,556)
STOXX 600 Insurance Index	1	12/2025	EUR	24,640	831	—
STOXX 600 Utilities Index	7	12/2025	EUR	170,100	18,631	—
STOXX Europe 600 Bank Index	10	12/2025	EUR	165,000	10,605	—
STOXX Europe 600 Index	48	12/2025	EUR	1,385,280	40,657	—
STOXX Europe 600 Index	29	12/2025	EUR	836,940	22,240	—
Swedish Krona	10	12/2025	USD	2,120,000	—	(31,432)
Swiss Franc	1	12/2025	USD	155,900	930	—
Swiss Franc	10	12/2025	USD	1,559,000	—	(35,656)
Technology Select Sector Index E-mini	2	12/2025	USD	577,460	9,957	—
Thai SET50 Index	40	12/2025	THB	6,600,000	—	(3,231)
TOPIX Index	9	12/2025	JPY	304,155,000	147,374	—
TOPIX Index	2	12/2025	JPY	67,590,000	20,176	—
TOPIX Index	4	12/2025	JPY	135,180,000	12,451	—
TOPIX Index Mini	14	12/2025	JPY	47,313,000	24,428	—
TOPIX Index Mini	8	12/2025	JPY	27,036,000	2,898	—
U.S. Long Bond	30	03/2026	USD	3,523,125	32,361	—
U.S. Long Bond	35	03/2026	USD	4,110,313	8,543	—
U.S. Long Bond	8	03/2026	USD	939,500	—	(2,508)
U.S. Treasury 10-Year Note	72	03/2026	USD	8,160,750	37,993	—
U.S. Treasury 10-Year Note	73	03/2026	USD	8,274,094	1,068	—
U.S. Treasury 10-Year Note	16	03/2026	USD	1,813,500	—	(1,499)
U.S. Treasury 10-Year Note	11	03/2026	USD	1,246,781	—	(2,724)
U.S. Treasury 2-Year Note	67	03/2026	USD	13,993,578	12,217	—
U.S. Treasury 2-Year Note	16	03/2026	USD	3,341,750	—	(682)
U.S. Treasury 2-Year Note	135	03/2026	USD	28,196,016	—	(3,208)
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2025 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	291	03/2026	USD	31,941,797	100,684	—
U.S. Treasury 5-Year Note	113	03/2026	USD	12,403,516	2,038	—
U.S. Treasury 5-Year Note	4	03/2026	USD	439,063	—	(368)
U.S. Treasury 5-Year Note	10	03/2026	USD	1,097,656	—	(508)
U.S. Treasury Ultra 10-Year Note	58	03/2026	USD	6,739,781	38,253	—
U.S. Treasury Ultra 10-Year Note	59	03/2026	USD	6,855,984	11,509	—
U.S. Treasury Ultra 10-Year Note	3	03/2026	USD	348,609	—	(603)
U.S. Treasury Ultra Bond	15	03/2026	USD	1,814,063	18,543	—
Wheat	3	03/2026	USD	80,775	—	(794)
WIG 20 Index	20	12/2025	PLN	1,204,800	6,150	—
Yen Denominated Nikkei 225 Index	5	12/2025	JPY	125,575,000	16,688	—
Yen Denominated Nikkei 225 Index	3	12/2025	JPY	75,345,000	—	(8,170)
Zinc	8	03/2026	USD	611,054	12,426	—
Total					4,149,872	(1,058,329)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	(3)	12/2025	JPY	(40,521,000)	4,324	—
1-Month SOFR	(13)	04/2026	USD	(5,223,710)	481	—
3-Month Aluminum	(1)	02/2026	USD	(71,741)	—	(1,620)
3-Month Aluminum	1	02/2026	USD	71,700	—	(179)
3-Month Euro Euribor	(177)	03/2026	EUR	(43,356,150)	12,060	—
3-Month Euro Euribor	(2)	03/2029	EUR	(487,650)	—	(30)
3-Month Nickel	(17)	02/2026	USD	(1,510,147)	8,429	—
3-Month Nickel	(2)	02/2026	USD	(177,691)	—	(2,738)
3-Month SOFR	(99)	06/2026	USD	(23,871,375)	—	(6,873)
3-Month Zinc	(2)	02/2026	USD	(98,814)	2,495	—
3-Month Zinc	(1)	02/2026	USD	(49,444)	140	—
3-Month Zinc	(2)	02/2026	USD	(98,925)	255	—
3-Month Zinc	(4)	02/2026	USD	(197,950)	123	—
90-Day AUD Bank Bill	(118)	03/2026	AUD	(116,936,042)	27,435	—
90-Day AUD Bank Bill	(14)	12/2026	AUD	(13,869,362)	2,234	—
Australian 10-Year Bond	(53)	12/2025	AUD	(5,923,238)	29,777	—
Australian 10-Year Bond	(106)	12/2025	AUD	(11,846,475)	20,509	—
Australian 3-Year Bond	(221)	12/2025	AUD	(23,398,799)	49,906	—
Australian 3-Year Bond	(218)	12/2025	AUD	(23,081,169)	46,005	—
Australian Dollar	(2)	12/2025	USD	(131,060)	—	(593)
Brent Crude	(6)	12/2025	USD	(374,280)	7,674	—
Brent Crude	(1)	12/2025	USD	(62,380)	725	—
Brent Crude	(5)	12/2025	USD	(311,900)	—	(2,325)
Brent Crude	(5)	12/2025	USD	(311,900)	—	(2,640)
Brent Crude	(6)	01/2026	USD	(371,820)	9,354	—
Brent Crude	(3)	02/2026	USD	(185,190)	3,947	—
Brent Crude	(2)	02/2026	USD	(123,460)	—	(1,302)
Brent Crude	(4)	10/2026	USD	(246,520)	8,636	—
British Pound	(28)	12/2025	USD	(2,316,125)	—	(29,596)
Canadian Dollar	(120)	12/2025	USD	(8,595,000)	60,514	—
Canadian Dollar	(1)	12/2025	USD	(71,625)	—	(127)
Canadian Government 10-Year Bond	(7)	03/2026	CAD	(860,580)	—	(2,384)
Class III Milk	(3)	02/2026	USD	(91,080)	3,573	—
Cocoa	(3)	03/2026	GBP	(122,070)	43,524	—
Cocoa	(8)	03/2026	USD	(440,320)	20,286	—
Cocoa	(5)	03/2026	GBP	(203,450)	2,426	—
Cocoa	(7)	03/2026	USD	(385,280)	—	(17,766)
Cocoa	(5)	05/2026	GBP	(204,100)	48,235	—
Cocoa	(2)	05/2026	USD	(110,220)	6,165	—

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2025 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Cocoa	(4)	07/2026	GBP	(163,840)	7,537	—
Cocoa	(1)	07/2026	GBP	(40,960)	—	(588)
Consumer Staples Select Sector Index E-mini	(2)	12/2025	USD	(160,160)	—	(3,013)
Corn	(14)	03/2026	USD	(313,425)	—	(2,026)
Corn	(37)	03/2026	USD	(828,338)	—	(15,658)
Corn	(47)	05/2026	USD	(1,071,013)	—	(13,667)
Corn	(41)	07/2026	USD	(945,563)	—	(3,379)
Corn	(21)	12/2026	USD	(491,663)	—	(6,397)
Cotton	(24)	03/2026	USD	(776,520)	9,158	—
Cotton	(7)	03/2026	USD	(226,485)	403	—
Cotton	(26)	03/2026	USD	(841,230)	—	(230)
Cotton	(7)	03/2026	USD	(226,485)	—	(2,660)
Cotton	(6)	05/2026	USD	(197,760)	—	(114)
Crude Oil E-mini	(4)	12/2025	USD	(117,100)	2,869	—
Crude Oil E-mini	(1)	12/2025	USD	(29,275)	—	(139)
Crude Palm Oil	(11)	01/2026	MYR	(1,122,275)	3,750	—
Crude Palm Oil	(21)	02/2026	MYR	(2,147,250)	8,401	—
Crude Palm Oil	(17)	03/2026	MYR	(1,743,775)	8,070	—
Crude Palm Oil	(3)	03/2026	MYR	(307,725)	935	—
Crude Palm Oil	(1)	04/2026	MYR	(102,650)	—	(570)
Euro FX	(3)	12/2025	USD	(435,431)	—	(599)
Euro-Bobl	(88)	12/2025	EUR	(10,379,600)	522	—
Euro-Bobl	(7)	12/2025	EUR	(825,650)	—	(857)
Euro-BTP	(18)	12/2025	EUR	(2,184,660)	—	(48,186)
Euro-Bund	(7)	12/2025	EUR	(902,160)	1,083	—
Euro-Bund	(50)	12/2025	EUR	(6,444,000)	—	(3,993)
Euro-Bund	(10)	12/2025	EUR	(1,288,800)	—	(5,530)
Euro-Buxl 30-Year	(17)	12/2025	EUR	(1,934,600)	5,660	—
Euro-Buxl 30-Year	(2)	12/2025	EUR	(227,600)	774	—
Euro-Buxl 30-Year	(10)	12/2025	EUR	(1,138,000)	—	(4,200)
Euro-OAT	(5)	12/2025	EUR	(614,250)	—	(13,539)
Euro-OAT	(45)	12/2025	EUR	(5,528,250)	—	(59,929)
Euro-Schatz	(132)	12/2025	EUR	(14,120,700)	3,016	—
Euro-Schatz	(430)	12/2025	EUR	(45,999,250)	2,592	—
FCOJ-A	(3)	01/2026	USD	(70,223)	3,158	—
Hard Red Winter Wheat	(14)	03/2026	USD	(369,250)	8,026	—
Indian Rupee	(107)	12/2025	USD	(2,388,668)	17,958	—
Indian Rupee	(2)	12/2025	USD	(111,740)	298	—
Indian Rupee	(1)	12/2025	USD	(22,324)	49	—
Japanese 10-Year Government Bond	(8)	12/2025	JPY	(1,081,040,000)	46,031	—
Japanese 10-Year Government Bond	(5)	12/2025	JPY	(675,650,000)	20,332	—
Japanese 10-Year Government Bond	(3)	12/2025	JPY	(405,390,000)	6,527	—
Japanese Yen	(109)	12/2025	USD	(8,734,306)	320,631	—
Korea 3-Year Bond	(393)	12/2025	KRW	(41,485,080,000)	72,249	—
Lean Hogs	(15)	02/2026	USD	(486,000)	—	(10,603)
Lean Hogs	(15)	02/2026	USD	(486,000)	—	(12,657)
Lean Hogs	(16)	04/2026	USD	(543,360)	—	(12,046)
Live Cattle	(1)	02/2026	USD	(87,140)	798	—
Live Cattle	(1)	04/2026	USD	(87,820)	—	(1,052)
Live Cattle	(3)	06/2026	USD	(257,280)	—	(2,797)
Live Cattle	(2)	08/2026	USD	(169,020)	—	(4,824)
Long Gilt	(29)	03/2026	GBP	(2,655,820)	—	(35,073)
Lumber	(2)	01/2026	USD	(29,920)	2,265	—
Maize	(6)	03/2026	EUR	(56,250)	—	(104)
Milling Wheat	(38)	03/2026	EUR	(357,200)	7,329	—
Milling Wheat	(49)	05/2026	EUR	(469,175)	20,335	—
Milling Wheat	(20)	09/2026	EUR	(198,000)	4,968	—
New Zealand Dollar	(148)	12/2025	USD	(8,498,900)	—	(61,900)
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2025 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Nickel	(10)	03/2026	USD	(891,694)	—	(11,050)
Rapeseed	(11)	01/2026	EUR	(265,788)	—	(2,403)
Real Estate Select Sector Index E-mini	(1)	12/2025	USD	(50,938)	36	—
Real Estate Select Sector Index E-mini	(1)	12/2025	USD	(50,938)	—	(89)
Rough Rice	(14)	01/2026	USD	(282,100)	15,617	—
South Korean Won	(8)	12/2025	USD	(136,360)	1,013	—
Soybean Meal	(10)	01/2026	USD	(318,700)	9,137	—
Soybean Meal	(24)	01/2026	USD	(764,880)	—	(55,684)
Soybean Meal	(13)	03/2026	USD	(421,460)	8,110	—
Sugar #11	(58)	02/2026	USD	(988,042)	20,418	—
Sugar #11	(33)	02/2026	USD	(562,162)	2,376	—
Sugar #11	(23)	02/2026	USD	(391,810)	—	(8,254)
Sugar #11	(22)	04/2026	USD	(362,947)	25,890	—
Sugar #11	(8)	06/2026	USD	(131,533)	10,790	—
Sugar #11	(4)	09/2026	USD	(67,110)	4,941	—
U.S. Dollar Index	(23)	12/2025	USD	(2,286,384)	—	(46,362)
U.S. Long Bond	(5)	03/2026	USD	(587,188)	—	(2,976)
U.S. Treasury 10-Year Note	(10)	03/2026	USD	(1,133,438)	—	(1,498)
U.S. Treasury Ultra 10-Year Note	(167)	03/2026	USD	(19,405,922)	—	(155,801)
U.S. Treasury Ultra Bond	(22)	03/2026	USD	(2,660,625)	—	(8,281)
U.S. Treasury Ultra Bond	(55)	03/2026	USD	(6,651,563)	—	(62,403)
Wheat	(26)	03/2026	USD	(700,050)	10,706	—
Wheat	(4)	05/2026	USD	(109,350)	1,191	—
Wheat	(6)	07/2026	USD	(166,500)	487	—
White Sugar #5	(22)	02/2026	USD	(479,050)	—	(21,660)
White Sugar #5	(8)	04/2026	USD	(172,320)	—	(11,444)
WTI Crude	(5)	12/2025	USD	(292,750)	6,245	—
WTI Crude	(3)	12/2025	USD	(175,650)	—	(2,283)
WTI Crude	(9)	12/2025	USD	(526,950)	5,570	—
WTI Crude	(5)	12/2025	USD	(292,750)	—	(2,843)
WTI Crude	(7)	12/2025	USD	(409,850)	—	(5,502)
WTI Crude	(2)	01/2026	USD	(116,580)	298	—
WTI Crude	(9)	01/2026	USD	(524,610)	6,885	—
WTI Crude	(2)	02/2026	USD	(116,180)	2,628	—
WTI Crude	(3)	02/2026	USD	(174,270)	985	—
WTI Crude	(2)	02/2026	USD	(116,180)	—	(423)
WTI Crude	(5)	03/2026	USD	(290,000)	7,811	—
WTI Crude	(6)	11/2026	USD	(348,300)	5,620	—
Total					1,151,710	(793,459)
Notes to Consolidated Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2025, the total value of these securities amounted to $154,660,124, which represents 30.73% of total net assets.

(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2025.

(c)	Variable rate security. The interest rate shown was the current rate as of November 30, 2025.
(d)	Zero coupon bond.
(e)	Represents a security purchased on a when-issued basis.
(f)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(g)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(h)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2025, the total value of these securities amounted to $321,197, which represents 0.06% of total net assets.

(i)	Non-income producing investment.
(j)	Valuation based on significant unobservable inputs.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2025 (Unaudited)
Notes to Consolidated Portfolio of Investments (continued)
(k)	Perpetual security with no specified maturity date.
(l)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2025.

(m)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(n)	Represents a security in default.
(o)	Principal and interest may not be guaranteed by a governmental entity.
(p)	Represents a security purchased on a forward commitment basis.
(q)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At November 30, 2025, the total market value of these securities amounted to $276,312, which represents 0.05% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Abiomed, Inc., CVR	12/21/2022	15,541	—	24,866
Albireo Pharma, Inc., CVR	01/09/2023-01/23/2023	37,853	80,907	85,169
Concert Pharmaceuticals, Inc., CVR	01/19/2023-03/02/2023	173,147	63,478	51,944
Resolute Forest Products, Inc.	07/06/2022-12/29/2022	76,222	101,178	114,333
			245,563	276,312

(r)
The stated interest rate represents the weighted average interest rate at November 30, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(s)
At November 30, 2025, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Clydesdale Acquisition Holdings, Inc. Delayed Draw Tranche B 1st Lien Term Loan 04/01/2032 3.250%	7,139

(t)	The rate shown is the seven-day current annualized yield at November 30, 2025.
(u)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.061%
	147,484,225	64,095,957	(86,382,501)	2,985	125,200,666	(1,768)	1,384,455	125,238,238
Abbreviation Legend
BNY	Bank of New York
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
CVR	Contingent Value Rights
EURIBOR	Euro Interbank Offered Rate
FGIC	Financial Guaranty Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
MTA	Monthly Treasury Average
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2025 (Unaudited)
Abbreviation Legend (continued)
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Consolidated Financial Statements included within the most recent financial statements and additional information.

Multi-Manager Alternative Strategies Fund  | 2025

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT100_08_T01_(01/26)